united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 08/31

Date of reporting period: 02/28/2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Essex Environmental Opportunities Fund

Institutional Class (GEOSX)

Investor Class (EEOFX)

Semi-Annual Report

February 28, 2021

Fund Adviser:

Essex Investment Management Company, LLC
125 High Street, 18th Floor
Boston, MA 02110

Toll Free (800) 700-9929

Investment Results (Unaudited)

Total Returns(a) (for the periods ended February 28, 2021)

			Since Inception
	Six Months	One Year	September 1, 2017
Essex Environmental Opportunities Fund
Institutional Class	52.72%	83.09%	20.94%
Investor Class	52.54%	82.61%	20.65%
MSCI World Index (b)	11.73%	29.34%	11.77%

	Expense Ratios(c)
	Institutional Class	Investor Class
Gross	2.43%	2.68%
With Applicable Waivers	1.01%	1.26%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Essex Environmental Opportunities Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 700-9929.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b)	The MSCI World Index (the “Index”) is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index. However, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2020. Essex Investment Management Company, LLC (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.99% through December 31, 2021. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/ expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of February 28, 2021 can be found in the financial highlights.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (800) 700-9929.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

1

Fund Holdings (Unaudited)

(a)	As a percent of net assets.

The investment objective of the Essex Environmental Opportunities Fund (the “Fund”) is long-term capital appreciation.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

2

Essex Environmental Opportunities Fund
Schedule of Investments

February 28, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 90.19%
Australia — 1.31%
Materials — 1.31%
Orocobre Ltd.(a)	203,642	$728,184

Belgium — 2.47%
Materials — 2.47%
Umicore SA	23,360	1,373,215

Denmark — 2.46%
Utilities — 2.46%
Orsted A/S	8,485	1,367,546

Germany — 7.71%
Energy — 2.23%
SMA Solar Technology AG(a)	19,305	1,240,844

Technology — 5.48%
Infineon Technologies AG	37,854	1,648,104
PSI Software AG	38,972	1,405,132
		3,053,236
Total Germany		4,294,080

Ireland — 2.79%
Materials — 2.79%
Kingspan Group PLC	21,370	1,550,974

Israel — 3.20%
Technology — 3.20%
Kornit Digital Ltd.(a)	15,720	1,778,404

Japan — 4.22%
Industrials — 4.22%
Keyence Corp.	3,026	1,443,105
Kurita Water Industries Ltd.	22,331	907,283
		2,350,388
Total Japan		2,350,388

Netherlands — 2.38%
Industrials — 2.38%
Sensata Technologies Holding NV(a)	23,153	1,326,435

Norway — 1.15%
Energy — 1.15%
NEL ASA(a)	220,350	638,854

See accompanying notes which are an integral part of these financial statements.

3

Essex Environmental Opportunities Fund
Schedule of Investments (continued)

February 28, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 90.19% (continued)
Switzerland — 2.30%
Energy — 2.30%
Landis+Gyr Group AG(a)	18,447	$1,279,426

United Kingdom — 1.28%
Consumer Discretionary — 1.28%
Aptiv PLC	4,736	709,642

United States — 58.92%
Consumer Discretionary — 3.70%
Aspen Aerogels, Inc.(a)	60,664	1,349,774
Lordstown Motors Corp., Class A(a)	36,526	706,413
		2,056,187
Consumer Staples — 2.16%
AppHarvest, Inc.(a)	39,406	1,199,913

Energy — 8.75%
Array Technologies, Inc.(a)	12,070	447,556
Enphase Energy, Inc.(a)	7,170	1,262,350
Sunnova Energy International, Inc.(a)	42,557	1,908,256
Sunrun, Inc.(a)	20,029	1,253,415
		4,871,577
Financials — 3.05%
Hannon Armstrong Sustainable Infrastructure, Inc.	30,191	1,697,640

Industrials — 26.85%
Badger Meter, Inc.	11,346	1,232,062
Cognex Corp.	16,477	1,360,835
Energy Recovery, Inc.(a)	140,991	2,481,441
Generac Holdings, Inc.(a)	5,367	1,768,749
Iteris, Inc.(a)	130,006	716,333
Itron, Inc.(a)	18,911	2,217,125
Lindsay Corp.	6,051	969,673
Raven Industries, Inc.	58,606	2,297,355
Trimble, Inc.(a)	17,233	1,277,655
Watts Water Technologies, Inc., Class A	5,492	626,582
		14,947,810

See accompanying notes which are an integral part of these financial statements.

4

Essex Environmental Opportunities Fund
Schedule of Investments (continued)

February 28, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 90.19% (continued)
United States — 58.92% (continued)
Materials — 12.65%
Albemarle Corp.	10,787	$1,695,824
Amyris, Inc.(a)	158,027	2,180,773
Codexis, Inc.(a)	50,154	1,108,905
Livent Corp.(a)	51,568	960,196
MP Materials Corp.(a)	26,014	1,093,369
		7,039,067
Technology — 1.76%
Cree, Inc.(a)	8,650	981,429

Total United States		32,793,623
Total Common Stocks (Cost $37,846,760)		50,190,771

MONEY MARKET FUNDS — 9.73%
Fidelity Investments Money Market Government Portfolio, Class I, 0.01%(b)	5,415,280	5,415,280
Total Money Market Funds (Cost $5,415,280)		5,415,280
Total Investments — 99.92% (Cost $43,262,040)		55,606,051
Other Assets in Excess of Liabilities — 0.08%		45,460
NET ASSETS — 100.00%		$55,651,511

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2021.

See accompanying notes which are an integral part of these financial statements.

5

Essex Environmental Opportunities Fund
Statement of Assets and Liabilities

February 28, 2021 (Unaudited)

Assets
Investments in securities at fair value (cost $43,262,040)	$55,606,051
Receivable for fund shares sold	56,486
Dividends receivable	11,724
Tax reclaims receivable	10,897
Prepaid expenses	9,418
Total Assets	55,694,576
Liabilities
Payable to Adviser	22,488
Payable to Administrator	10,810
Accrued 12b-1 fees - Investor Class	51
Other accrued expenses	9,716
Total Liabilities	43,065
Net Assets	$55,651,511
Net Assets consist of:
Paid-in capital	40,540,497
Accumulated earnings	15,111,014
Net Assets	$55,651,511
Institutional Class:
Net Assets: Institutional Class	$55,557,796
Shares outstanding (unlimited number of shares authorized, no par value)	2,907,539
Net asset value, offering and redemption price per share	$19.11
Investor Class:
Net Assets: Investor Class	$93,715
Shares outstanding (unlimited number of shares authorized, no par value)	4,947
Net asset value, offering and redemption price per share(a)	$18.95

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes which are an integral part of these financial statements.

6

Essex Environmental Opportunities Fund
Statement of Operations

For the six months ended February 28, 2021 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $2,311)	$84,072
Total investment income	84,072
Expenses
Adviser	123,263
Fund accounting	22,250
Administration	17,046
Transfer agent	11,901
Legal	9,481
Audit and tax	9,224
Registration	6,921
Trustee	6,800
Compliance services	5,951
Custodian	4,722
Report printing	3,615
Pricing	1,997
Insurance	525
12b-1 - Investor Class	73
Miscellaneous	12,309
Total expenses	236,078
Fees waived and expenses reimbursed by Adviser	(72,671)
Net operating expenses	163,407
Net investment loss	(79,335)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	3,356,544
Net realized gain on foreign currency translations	1,487
Net change in unrealized appreciation of investment securities and foreign currency translations	8,811,645
Net realized and change in unrealized gain on investments	12,169,676
Net increase in net assets resulting from operations	$12,090,341

See accompanying notes which are an integral part of these financial statements.

7

Essex Environmental Opportunities Fund
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	February 28, 2021(a)	Year Ended
	(Unaudited)	August 31, 2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(79,335)	$(51,248)
Net realized gain on investment securities transactions and foreign currency translations	3,358,031	320,683
Net change in unrealized appreciation of investment securities and foreign currency translations	8,811,645	3,271,582
Net increase in net assets resulting from operations	12,090,341	3,541,017
Distributions to Shareholders from Earnings
Institutional Class	(499,608)	—
Investor Class	(814)	—
Total distributions	(500,422)	—
Capital Transactions - Institutional Class
Proceeds from shares sold	24,626,634	11,445,125
Reinvestment of distributions	483,049	—
Amount paid for shares redeemed	(3,616,201)	(1,381,489)
Total Institutional Class	21,493,482	10,063,636
Capital Transactions - Investor Class
Proceeds from shares sold	78,650	39,289
Reinvestment of distributions	814	—
Amount paid for shares redeemed	(50,073)	(14,529)
Total Investor Class	29,391	24,760
Net increase in net assets resulting from capital transactions	21,522,873	10,088,396
Total Increase in Net Assets	33,112,792	13,629,413
Net Assets
Beginning of period	22,538,719	8,909,306
End of period	$55,651,511	$22,538,719
Share Transactions - Institutional Class
Shares sold	1,382,180	1,018,044
Shares issued in reinvestment of distributions	28,183	—
Shares redeemed	(270,634)	(131,090)
Total Institutional Class	1,139,729	886,954
Share Transactions - Investor Class
Shares sold	4,139	3,703
Shares issued in reinvestment of distributions	48	—
Shares redeemed	(2,753)	(1,788)
Total Investor Class	1,434	1,915
Net increase in shares outstanding	1,141,163	888,869

See accompanying notes which are an integral part of these financial statements.

8

Essex Environmental Opportunities Fund - Institutional Class
Financial Highlights

(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the	For the	For the
	February 28,		Year Ended	Year Ended	Year Ended
	2021		August 31,	August 31,	August 31,
	(Unaudited)		2020	2019	2018
Selected Per Share Data:
Net asset value, beginning of period	$12.72		$10.10	$10.71	$10.00
Investment operations:
Net investment loss	(0.02)		(0.03)	— (a)	(0.03)
Net realized and unrealized gain (loss)	6.69		2.65	(0.61)	0.74
Total from investment operations	6.67		2.62	(0.61)	0.71
Less distributions to shareholders from:
Net realized gains	(0.28)		—	—	—
Total distributions	(0.28)		—	—	—
Net asset value, end of period	$19.11		$12.72	$10.10	$10.71
Total Return(b)	52.72	% (c)	25.94%	(5.70)%	7.10%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$55,558		$22,494	$8,893	$6,286
Ratio of net expenses to average net assets	0.99	% (d)	0.99%	1.03%	1.18%
Ratio of expenses to average net assets before waiver and reimbursement	1.43	% (d)	2.41%	3.97%	4.69%
Ratio of net investment loss to average net assets	(0.48	)% (d)	(0.37)%	(0.02)%	(0.36)%
Portfolio turnover rate(e)	27	% (c)	37%	30%	23%

(a)	Rounds to less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

9

Essex Environmental Opportunities Fund - Investor Class
Financial Highlights

(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the	For the	For the
	February 28,		Year Ended	Year Ended	Year Ended
	2021		August 31,	August 31,	August 31,
	(Unaudited)		2020	2019	2018
Selected Per Share Data:
Net asset value, beginning of period	$12.63		$10.05	$10.69	$10.00
Investment operations:
Net investment loss	(0.04)		(0.06)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	6.64		2.64	(0.62)	0.72
Total from investment operations	6.60		2.58	(0.64)	0.69
Less distributions to shareholders from:
Net realized gains	(0.28)		—	—	—
Total distributions	(0.28)		—	—	—
Net asset value, end of period	$18.95		$12.63	$10.05	$10.69
Total Return(a)	52.54	% (b)	25.67%	(5.99)%	6.90%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$94		$44	$16	$17
Ratio of net expenses to average net assets	1.24	% (c)	1.24%	1.28%	1.43%
Ratio of expenses to average net assets before waiver and reimbursement	1.68	% (c)	2.66%	4.22%	4.94%
Ratio of net investment loss to average net assets	(0.75	)% (c)	(0.63)%	(0.24)%	(0.54)%
Portfolio turnover rate(d)	27	% (b)	37%	30%	23%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

(d)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

10

Essex Environmental Opportunities Fund
Notes to the Financial Statements
February 28, 2021 (Unaudited)

NOTE 1. ORGANIZATION

Essex Environmental Opportunities Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on August 7, 2017, and is registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on September 1, 2017. The investment adviser to the Fund is Essex Investment Management Company, LLC (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

The Fund currently offers two classes of shares, Institutional Class and Investor Class. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund with each other share of that class and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

11

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)
February 28, 2021 (Unaudited)

As of and during the six months ended February 28, 2021, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are

12

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)
February 28, 2021 (Unaudited)

reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECTOR CONCENTRATION RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio would be adversely affected. As of February 28, 2021, the Fund had 33.45% of the value of its net assets invested in stocks within the Industrials sector.

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

13

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)
February 28, 2021 (Unaudited)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

14

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)
February 28, 2021 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2021:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$36,608,104	$13,582,667	$—	$50,190,771
Money Market Funds	5,415,280	—	—	5,415,280
Total	$42,023,384	$13,582,667	$—	$55,606,051

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended February 28, 2021, the Adviser earned a fee of $123,263 from the Fund before the waiver and reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or to reimburse certain operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.99% of the average daily net assets of the Fund. The contractual agreement is in place through December 31, 2021. For the six months ended February 28, 2021, the Adviser waived fees and reimbursed expenses in the amount of $72,671. At February 28, 2021, the Fund owed the Adviser $22,488.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of

15

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)
February 28, 2021 (Unaudited)

the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of February 28, 2021, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable through
August 31, 2021	$104,109
August 31, 2022	189,034
August 31, 2023	195,335
February 28, 2024	72,671

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended February 28, 2021, the Administrator earned fees of $17,046 for administration services, $22,250 for fund accounting services, $11,901 for transfer agent services, and $5,951 for compliance services. At February 28, 2021, the Fund owed the Administrator $10,810 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,510 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,960 per fund from the Trust, and the Independent Chairman of the Board receives $3,160 per fund from the Trust. Independent Trustees also receive $1,000 for attending each special in-person meeting. Prior to January 1, 2021, these fees were $2,290 for non-chairmen and $2,740 for all chairmen. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

One Trustee and certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

The Trust, with respect to the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Fund will pay the Distributor, the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of the Fund’s Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant

16

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)
February 28, 2021 (Unaudited)

to a written agreement. For the six months ended February 28, 2021, Investor Class shares’ 12b-1 Expenses incurred by the Fund were $73. The Fund owed $51 for Investor Class 12b-1 Expenses as of February 28, 2021.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2021, purchases and sales of investment securities, other than short-term investments, were $25,064,351 and $8,495,371, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 28, 2021.

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$13,156,868
Gross unrealized depreciation	(820,777)
Net unrealized appreciation on investments	$12,336,091
Tax cost of investments	$43,269,960

At August 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed long-term capital gains	$34,380
Accumulated capital and other losses	(38,239)
Unrealized appreciation on investments	3,524,954
Total accumulated earnings	$3,521,095

As of August 31, 2020, the Fund had short-term capital loss carryforwards in the amount of $116,337 and long-term capital loss carryforwards in the amount of $180,087, which do not expire and may be utilized in future years to offset net realized capital gains.

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year. For the tax period ended August 31, 2020, the Fund deferred qualified late year ordinary losses in the amount of $38,239.

NOTE 8. CORONAVIRUS (COVID-19) PANDEMIC

The COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID-19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

17

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)
February 28, 2021 (Unaudited)

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

18

Liquidity Risk Management Program (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Program’s initial Report, which was presented to the Board for consideration at its meeting held on November 17, 2020, outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

19

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 through February 28, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

			Expenses
	Beginning	Ending	Paid	Annualized
	Account Value	Account Value	During	Expense
	September 1, 2020	February 28, 2021	Period(a)	Ratio
Essex Environmental Opportunities Fund – Institutional Class
Actual	$1,000.00	$1,527.20	$6.20	0.99%
Hypothetical(b)	$1,000.00	$1,019.89	$4.96	0.99%
Essex Environmental Opportunities Fund – Investor Class
Actual	$1,000.00	$1,525.40	$7.76	1.24%
Hypothetical(b)	$1,000.00	$1,018.65	$6.21	1.24%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

20

Privacy Notice (Unaudited)

Rev: January 2020

FACTS	WHAT DOES ESSEX ENVIRONMENTAL OPPORTUNITIES FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■     Social Security number

■     account balances and account transactions

■     transaction or loss history and purchase history

■     checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 700-9929

21

Who we are
Who is providing this notice?	Essex Environmental Opportunities Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■      open an account or deposit money

■      buy securities from us or sell securities to us

■      make deposits or withdrawals from your account or provide account information

■      give us your account information

■      make a wire transfer

■      tell us who receives the money

■      tell us where to send the money

■      show your government-issued ID

■      show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■      sharing for affiliates’ everyday business purposes— information about your creditworthiness

■      affiliates from using your information to market to you

■      sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■      Essex Investment Management Company, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■      The Fund does not share your personal information with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund doesn’t jointly market.

22

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Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 700-9929 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Kenneth G.Y. Grant, Chairman	Cohen & Company, Ltd.
David R. Carson	151 N Franklin Street, Suite 575
Daniel J. Condon	Chicago, IL 60606
Gary E. Hippenstiel
Stephen A. Little	LEGAL COUNSEL
Ronald C. Tritschler	Thompson Hine LLP
312 Walnut Street, 14th Floor
OFFICERS	Cincinnati, OH 45202
David R. Carson, President
Martin R. Dean, Vice President	CUSTODIAN
Zachary P. Richmond, Treasurer and Chief Financial Officer	Huntington National Bank
Lynn E. Wood, Chief Compliance Officer	41 South High Street
Columbus, OH 43215
INVESTMENT ADVISER
Essex Investment Management Company, LLC	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
125 High Street, 18th Floor	Ultimus Fund Solutions, LLC
Boston, MA 02110	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Essex-SAR-21

Tactical Multi-Purpose Fund

Semi-Annual Report

February 28, 2021

Fund Adviser:

Fisher Asset Management, LLC

5525 NW Fisher Creek Drive

Camas, Washington 98607

(800) 550-1071

Tactical Multi-Purpose Fund

Investment Results (Unaudited)

Average Annual Total Returns(a)

(for the periods ended February 28, 2021)

				Since
				Inception
	Six Months	One Year	Three Year	(3/30/17)

Tactical Multi-Purpose Fund	(0.40)%	(0.70)%	(0.20)%	(0.28)%
ICE BofA ML 3-Month U.S. Treasury Bill Index (b)	0.06%	0.40%	1.54%	1.43%

Total annual operating expenses, as disclosed in the Tactical Multi-Purpose Fund (the “Fund”) prospectus dated December 29, 2020, were 596.00% of average daily net assets (1.00% after fee waivers/expense reimbursements). Fisher Asset Management, LLC (the “Adviser”) is contractually obligated to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2025 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable to financial intermediaries; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers, and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board of Trustees. Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of February 28, 2021 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call (800) 550-1071.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)	The ICE BofA ML 3-Month U.S. Treasury Bill Index (the “Index”) is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

AVAILABILITY OF PORTFOLIO SCHEDULE (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

As of February 28, 2021, the Fund held its entire cash position in a cash equivalent deposit account; therefore, a Schedule of Investments is not included with this semi-annual report.

1

Tactical Multi-Purpose Fund

Statement of Assets and Liabilities

February 28, 2021 (Unaudited)

Assets
Cash and cash equivalents	$35,799
Interest receivable	1
Receivable from Adviser	12,562
Prepaid expenses	572
Total Assets	48,934

Liabilities
Payable to Administrator	13,656
Other accrued expenses	10,555
Total Liabilities	24,211
Net Assets	$24,723

Net Assets consist of:
Paid-in capital	24,883
Accumulated deficit	(160)
Net Assets	$24,723
Shares outstanding (unlimited number of shares authorized, no par value)	2,501
Net asset value, offering and redemption price per share	$9.89

See accompanying notes which are an integral part of these financial statements.

2

Tactical Multi-Purpose Fund

Statement of Operations

For the six months ended February 28, 2021 (Unaudited)

Investment Income
Interest income	$12
Total investment income	12

Expenses
Fund accounting	14,878
Administration	14,877
Legal	10,345
Trustee	6,867
Audit and tax	6,039
Transfer agent	5,951
Compliance services	5,951
Custodian	2,351
Report printing	1,224
Registration	172
Pricing	36
Adviser	31
Miscellaneous	9,359
Total expenses	78,081
Fees waived and expenses reimbursed by Adviser	(78,031)
Fees recouped by Administrator	73
Net operating expenses	123
Net investment loss	(111)

Net decrease in net assets resulting from operations	$(111)

See accompanying notes which are an integral part of these financial statements.

3

Tactical Multi-Purpose Fund

Statements of Changes in Net Assets

	For the Six Months
	Ended	For the Year
	February 28, 2021	Ended August 31,
	(Unaudited)	2020
Decrease in Net Assets due to:
Operations
Net investment loss	$(111)	$(49)
Net change in unrealized depreciation of investment securities	—	(1)
Net decrease in net assets resulting from operations	(111)	(50)

Total Decrease in Net Assets	(111)	(50)

Net Assets
Beginning of period	24,834	24,884
End of period	$24,723	$24,834

See accompanying notes which are an integral part of these financial statements.

4

Tactical Multi-Purpose Fund

Financial Highlights
(For a share outstanding during each period)

	For the Six
	Months Ended		For the Year	For the Year	For the Year	For the Period
	February 28, 2021		Ended August 31,	Ended August 31,	Ended August 31,	Ended August 31,
	(Unaudited)		2020	2019	2018	2017(a)
Selected Per Share Data:
Net asset value, beginning of period	$9.93		$9.95	$9.93	$9.98	$10.00
Investment operations:
Net investment income (loss)	(0.04)		(0.02)	0.02	(0.05)	(0.02)
Net realized and unrealized gain	—		— (b)	— (b)	—	—
Total from investment operations	(0.04)		(0.02)	0.02	(0.05)	(0.02)
Net asset value, end of period	$9.89		$9.93	$9.95	$9.93	$9.98
Total Return(c)	(0.40	)% (d)	(0.20)%	0.20%	(0.50)%	(0.20	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$25		$25	$25	$25	$25
Ratio of net expenses to average net assets	1.00	% (e)	1.00%	1.00%	1.00%	1.00	% (e)
Ratio of gross expenses to average net assets before waiver and reimbursement	635.45	% (e)	596.00%	589.45%	534.46%	558.98	% (e)
Ratio of net investment income (loss) to average net assets	(0.90	)% (e)	(0.20)%	0.15%	(0.46)%	(0.49	)% (e)
Portfolio turnover rate	0	% (d)	0%	0%	0%	0	% (d)

(a)	For the period March 30, 2017 (commencement of operations) to August 31, 2017.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

5

Tactical Multi-Purpose Fund

Notes to the Financial Statements

February 28, 2021 (Unaudited)

NOTE 1. ORGANIZATION

Tactical Multi-Purpose Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on November 14, 2016 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on March 30, 2017. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended February 28, 2021, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

6

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 28, 2021 (Unaudited)

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

7

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 28, 2021 (Unaudited)

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The Fund did not hold any investments at the end of the reporting period.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended February 28, 2021, the Adviser earned fees of $31 from the Fund before the waiver and reimbursement described below.

The Adviser is contractually obligated to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2025 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable to financial intermediaries; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses,

8

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 28, 2021 (Unaudited)

indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business. This expense cap may not be terminated prior to this date except by the Board.

Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of the recoupment. As of February 28, 2021, the Adviser may seek repayment of expense reimbursements in the amount as follow:

Recoverable through
August 31, 2021	$75,264
August 31, 2022	145,625
August 31, 2023	146,296
February 29, 2024	78,000

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended February 28, 2021, the Administrator earned fees of $14,877 for administration services, $14,878 for fund accounting services, $5,951 for transfer agent services, and $5,951 for compliance services. At February 28, 2021, the Fund owed the Administrator $13,656 for such services.

The Administrator has agreed to waive fees to the extent necessary that the Fund’s total annual operating expenses (excluding taxes, borrowing costs such as interest and dividend expenses on securities sold short, brokerage commissions, acquired fund fees and expenses, shareholder servicing fees paid to financial intermediaries, extraordinary expenses and expenses outside the normal course of business) do not exceed $156,000 annually, based on a twelve-month period commencing April 1 and ending March 31 (the “Annual Period”). The waiver will accrue on a monthly basis such that the Fund’s operating expenses for any month during the Annual Period will not exceed the sum of $13,000 (the “Monthly Expense Cap”), provided that Ultimus may recoup any fees waived by Ultimus in a prior month during the Annual Period to the extent of any unused amount of the Monthly Expense Cap in the current month.. The waiver will be suspended and forfeited in any month that the Adviser is not the sole shareholder of the Fund. During the six months ended February 28, 2021, the total amount recouped by the Administrator was $73.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,510 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,960 per fund from the Trust, and the Independent Chairman of the Board receives $3,160 per fund from the Trust. Independent Trustees also receive $1,000 for attending each special in-person meeting. Prior to January 1, 2021, these fees were $2,290 for non-chairmen and $2,740 for all chairmen. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

One Trustee and certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

9

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 28, 2021 (Unaudited)

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2021, there were no purchases or sales of investment securities, other than short-term investments.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2021, the Adviser owned 99.96% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At February 28, 2021, the gross appreciation and depreciation of investments and aggregate cost of securities for federal income purpose income tax purposes was zero.

At August 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(49)
Total accumulated deficit	$(49)

NOTE 9. CORONAVIRUS (COVID-19) PANDEMIC

The COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID-19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 11. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

10

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 28, 2021 (Unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Program’s initial Report, which was presented to the Board for consideration at its meeting held on November 17, 2020, outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

11

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 through February 28, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	September 1,	February 28,	During the	Expense
	2020	2021	Period(a)	Ratio
Actual	$1,000.00	$996.00	$4.95	1.00%
Hypothetical(b)	$1,000.00	$1,019.84	$5.01	1.00%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

12

Investment Advisory Agreement Approval (Unaudited)

Tactical Multi-Purpose Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, has considered the approval of the continuance of the Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the continuance of the management agreement.

The Trustees held a teleconference on February 17, 2021 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2021, the Board interviewed certain executives of Fisher, including Fisher’s Vice President of Portfolio Engineering. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Fisher (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Fisher for an additional year. The Trustees’ approval of the continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)        The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher will provide to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who will provide services to the Fund. The Trustees concluded that they were satisfied with the nature, extent, and quality of investment management services provided by Fisher to the Fund.

(ii)       Fund Performance. The Trustees next noted that Fisher had not deployed the strategy and therefore the Fund did not have performance to report. They discussed market conditions that would trigger deployment of the Fund and the post-deployment investment strategy. The Trustees concluded that Fisher has the ability to manage the Fund successfully in accordance with its investment strategy.

13

(iii)      Fee Rate and Profitability. The Trustees noted that Fisher is waiving its management fee and that it has contractually agreed to reimburse expenses of the Fund to the extent they exceed 1.00% annually through December 31, 2025. The Trustees noted that the Fund is not profitable to Fisher.

(iv)      Economies of Scale. The Trustees also considered the extent to which Fisher will realize economies of scale if Fisher deploys the Fund’s strategy. The Trustees determined that, so long as Fisher continues to waive its management fee, Fisher will not realize benefits from economies of scale in managing the Fund and therefore reductions or breakpoints are not a consideration at this time.

14

Rev: January 2020

FACTS	WHAT DOES TACTICAL MULTI-PURPOSE FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●     Social Security number

●     account balances and account transactions

●     transaction or loss history and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes—
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—
to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 550-1071

15

Who we are
Who is providing this notice?	Tactical Multi-Purpose Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     make deposits or withdrawals from your account or provide account information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes—information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●     Fisher Asset Management, LLC, d/b/a Fisher Investments, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

16

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 550-1071 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Kenneth G.Y. Grant, Chairman	Cohen & Company, Ltd.
David R. Carson	151 N Franklin Street, Suite 575
Daniel J. Condon	Chicago, IL 60606
Gary E. Hippenstiel
Stephen A. Little
Ronald C. Tritschler

OFFICERS	LEGAL COUNSEL
David R. Carson, President	Thompson Hine LLP
Martin R. Dean, Vice President	312 Walnut Street, 14th Floor
Zachary P. Richmond, Treasurer and Chief Financial Officer	Cincinnati, OH 45202
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER	CUSTODIAN
Fisher Asset Management, LLC	MUFG Union Bank, N.A.
5525 NW Fisher Creek Drive	350 California Street, Suite 2018
Camas, WA 98607	San Francisco, CA 94104

DISTRIBUTOR	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Ultimus Fund Distributors, LLC	Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246	Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY

Semi-Annual Report

February 28, 2021

Fisher Investments Institutional Group

Stock Fund for Retirement Plans

Fisher Investments Institutional Group
ESG Stock Fund for Retirement Plans

Fisher Investments Institutional Group

Fixed Income Fund for Retirement Plans

Fisher Investments Institutional Group

ESG Fixed Income Fund for Retirement Plans

Fund Adviser:

Fisher Asset Management, LLC

5525 NW Fisher Creek Drive,

Camas, Washington 98607

(800) 851-8845

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
Investment Results (Unaudited)

Total Returns as of February 28, 2021(a)
			Since
			Inception
Fund/Index	Six Months	1 Year	(12/13/19)
Fisher Investments Institutional Group Stock Fund for Retirement Plans	14.49%	43.80%	26.23%
MSCI ACWI Investable Markets Index(b)	14.88%	31.49%	17.36%

			Expense
			Ratios(c)
Gross			0.00%
With Applicable Waivers			0.00%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The MSCI ACWI Investable Markets Index is designed to represent performance of all investable large, mid and small cap securities across the developed, emerging and frontier markets. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2020. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the investment company and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
Investment Results (Unaudited) – (continued)

Total Returns as of February 28, 2021(a)
			Since
			Inception
Fund/Index	Six Months	1 Year	(12/13/19)
Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans	13.66%	42.29%	25.47%
MSCI ACWI Investable Markets Index(b)	14.88%	31.49%	17.36%

			Expense
			Ratios(c)
Gross			0.00%
With Applicable Waivers			0.00%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The MSCI ACWI Investable Markets Index is designed to represent performance of all investable large, mid and small cap securities across the developed, emerging and frontier markets. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2020. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the investment company and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

FISHER INVESTMENTS INSTITUTIONAL GROUP
FIXED INCOME FUND FOR RETIREMENT PLANS
Investment Results (Unaudited) – (continued)

Total Returns as of February 28, 2021(a)
			Since
			Inception
Fund/Index	Six Months	1 Year	(12/13/19)
Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans	-0.07%	3.06%	4.29%
ICE Bank of America Merrill Lynch U.S. Broad Market Index(b)	-1.99%	0.90%	3.82%

			Expense
			Ratios(c)
Gross			0.04%
With Applicable Waivers			0.04%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The ICE Bank of America Merrill Lynch U.S. Broad Market Index measures the performance of US dollar-denominated, investment grade debt securities, including US Treasury notes and bonds, quasi-government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios, which include acquired fund fees and expenses of 0.04%, are from the Fund’s prospectus dated December 29, 2020. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the investment company and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG FIXED INCOME FUND FOR RETIREMENT PLANS
Investment Results (Unaudited) – (continued)

Total Returns as of February 28, 2021(a)
			Since
			Inception
Fund/Index	Six Months	1 Year	(12/13/19)
Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans	-0.24%	2.89%	4.23%
ICE Bank of America Merrill Lynch U.S. Broad Market Index(b)	-1.99%	0.90%	3.82%

			Expense
			Ratios(c)
Gross			0.07%
With Applicable Waivers			0.07%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The ICE Bank of America Merrill Lynch U.S. Broad Market Index measures the performance of US dollar-denominated, investment grade debt securities, including US Treasury notes and bonds, quasi-government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios, which include acquired fund fees and expenses of 0.07%, are from the Fund’s prospectus dated December 29, 2020. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the investment company and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
Fund Holdings (Unaudited)

Fisher Investments Institutional Group Stock Fund for Retirement Plans
Holdings as of February 28, 2021(a)
45.00%
40.00%
35.00%
30.00%
25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
Communications 10.79%
Consumer Discretionary 11.10%
Consumer Staples 3.71%
Energy 4.87%
Financials 6.91%
Health Care 11.68%
Industrials 9.45%
Materials 3.61%
Technology 37.17%
Other Assets in Excess of Liabilities 0.71%

(a)	As a percentage of net assets.

The investment objective of Fisher Investments Institutional Group Stock Fund for Retirement Plans seeks to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Markets Index.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
Fund Holdings (Unaudited) – (continued)

Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans
Holdings as of February 28, 2021[(a)]
45.00%
40.00%
35.00%
30.00%
25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
Communications 11.04%
Consumer Discretionary 11.22%
Consumer Staples 3.62%
Energy 4.93%
Financials 6.28%
Health Care 12.50%
Industrials 8.60%
Materials 3.48%
Technology 37.50%
Other Assets in Excess of Liabilities 0.83%

(a)	As a percentage of net assets.

The investment objective of the Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans seeks to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Markets Index.

FISHER INVESTMENTS INSTITUTIONAL GROUP
FIXED INCOME FUND FOR RETIREMENT PLANS
Fund Holdings (Unaudited) – (continued)

35.00%
30.00%
25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
Communications 6.13%
Consumer Staples 7.66%
Energy 1.94%
Financials 13.99%
Health Care 2.66%
Industrials 2.95%
Technology 10.46%
U.S. Government & Agencies 20.81%
Exchange-Traded Funds 31.42%
Other Assets in Excess of Liabilities 1.98%

(a)	As a percentage of net assets.

The investment objective of Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans seeks to outperform, net of fees and expenses, the return of the ICE Bank of America Merrill Lynch U.S. Broad Market Index.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG FIXED INCOME FUND FOR RETIREMENT PLANS
Fund Holdings (Unaudited) – (continued)

35.00%
30.00%
25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
Communications 8.21%
Consumer Staples 7.67%
Financials 14.03%
Health Care 2.66%
Industrials 2.95%
Technology 10.47%
U.S. Government & Agencies 20.85%
Exchange-Traded Funds 31.20%
Other Assets in Excess of Liabilities 1.96%

(a)	As a percentage of net assets.

The investment objective of Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans seeks to outperform, net of fees and expenses, the return of the ICE Bank of America Merrill Lynch U.S. Broad Market Index.

Availability of Portfolio Schedule (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS
 February 28, 2021 (Unaudited)

COMMON STOCKS — 99.29%	Shares	Fair Value

Argentina — 0.82%
Consumer Discretionary — 0.82%
MercadoLibre, Inc.(a)	1	$1,638
Total Argentina		1,638

Australia — 1.66%
Materials — 1.66%
BHP Group Ltd.	26	983
OZ Minerals Ltd.(a)	77	1,326
Rio Tinto Ltd.	10	978
Total Australia		3,287

Brazil — 0.90%
Energy — 0.58%
Petroleo Brasileiro SA - ADR	146	1,158

Materials — 0.32%
Vale SA - ADR	38	642

Total Brazil		1,800

Canada — 0.83%
Materials — 0.83%
Hudbay Minerals, Inc.(a)	80	572
Lundin Mining Corp.	93	1,065
Total Canada		1,637

China — 7.83%
Communications — 4.22%
51job Inc. - ADR(a)	6	394
Tencent Holdings Ltd. - ADR	78	6,802
Trip.com Group Ltd. - ADR(a)	30	1,184
		8,380
Consumer Discretionary — 3.61%
Alibaba Group Holding Ltd. - ADR(a)	16	3,804
JD.com, Inc. - ADR(a)	36	3,379
		7,183
Total China		15,563

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

COMMON STOCKS — 99.29% - continued	Shares	Fair Value

France — 4.51%
Consumer Discretionary — 1.12%
Kering S.A. - ADR	35	$2,215

Energy — 0.83%
Total S.A.	35	1,621

Financials — 0.48%
BNP Paribas S.A.	16	952

Health Care — 0.41%
Sanofi S.A.	9	824

Technology — 1.67%
Dassault Systemes S.A.	16	3,321

Total France		8,933

Germany — 1.51%
Consumer Discretionary — 0.37%
Sixt SE(a)	6	745

Industrials — 1.14%
MTU Aero Engines AG	3	714
Siemens AG	9	1,391
Siemens Energy AG(a)	4	151
		2,256
Total Germany		3,001

Hong Kong — 0.80%
Health Care — 0.80%
Sino Biopharmaceutical Ltd. - ADR(a)	75	1,582
Total Hong Kong		1,582

Italy — 0.84%
Energy — 0.33%
Eni SpA	58	664

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

COMMON STOCKS — 99.29% - continued	Shares	Fair Value

Italy — 0.84% - continued
Financials — 0.51%
Intesa Sanpaolo SpA(a)	390	$1,005

Total Italy		1,669

Japan — 4.15%
Industrials — 4.15%
Daifuku Co. Ltd - ADR(a)	42	1,002
FANUC Corp. - ADR	99	2,485
SMC Corp. - ADR	98	2,945
Yaskawa Electric Corp. - ADR(a)	18	1,833
Total Japan		8,265

Korea (Republic Of) — 2.79%
Technology — 2.79%
Samsung Electronics Co. Ltd. - GDR	3	5,550
Total Korea (Republic Of)		5,550

Netherlands — 2.20%
Financials — 0.51%
ING Groep N.V.(a)	93	1,015

Technology — 1.69%
ASML Holding N.V.	6	3,371

Total Netherlands		4,386

Spain — 0.75%
Financials — 0.75%
Banco Bilbao Vizcaya Argentaria S.A.	142	789
Banco Santander S.A.	198	693
		1,482
Total Spain		1,482

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

COMMON STOCKS — 99.29% - continued	Shares	Fair Value

Switzerland — 0.78%
Health Care — 0.78%
Novartis AG	18	$1,547
Total Switzerland		1,547

Taiwan Province Of China — 4.32%
Technology — 4.32%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	68	8,564
Total Taiwan Province Of China		8,564

United Kingdom — 1.96%
Energy — 1.01%
BP PLC	149	606
Royal Dutch Shell PLC(a)	69	1,408
		2,014
Health Care — 0.95%
AstraZeneca PLC	12	1,161
GlaxoSmithKline PLC	44	730
		1,891
Total United Kingdom		3,905

United States — 62.64%
Communications — 6.57%
Alphabet, Inc., Class A(a)	4	8,087
Facebook, Inc., Class A(a)	11	2,834
Netflix, Inc.(a)	4	2,155
		13,076
Consumer Discretionary — 5.18%
Amazon.com, Inc.(a)	2	6,187
Home Depot, Inc. (The)	8	2,067
NIKE, Inc., Class B	8	1,078
Starbucks Corp.	9	972
		10,304
Consumer Staples — 3.71%
Costco Wholesale Corp.	10	3,310
Procter & Gamble Co. (The)	13	1,606
Walmart, Inc.	19	2,468
		7,384

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

COMMON STOCKS — 99.29% - continued	Shares	Fair Value

United States — 62.64% - continued
Energy — 2.12%
Chevron Corp.	15	$1,500
Exxon Mobil Corp.	21	1,142
Marathon Oil Corp.	40	444
Schlumberger Ltd.	41	1,144
		4,230
Financials — 4.66%
American Express Co.	13	1,758
BlackRock, Inc.	3	2,084
Goldman Sachs Group, Inc. (The)	5	1,597
JPMorgan Chase & Co.	11	1,618
Morgan Stanley	29	2,230
		9,287
Health Care — 8.74%
Abbott Laboratories	9	1,078
Align Technology, Inc.(a)	7	3,970
Clovis Oncology, Inc.(a)	23	138
Danaher Corp.	5	1,098
Edwards LifeSciences Corp.(a)	9	748
Eli Lilly & Co.	14	2,867
Exact Sciences Corp.(a)	7	953
Intuitive Surgical, Inc.(a)	2	1,474
Merck & Co., Inc.	17	1,235
PTC Therapeutics, Inc.(a)	15	857
Puma Biotechnology, Inc.(a)	17	169
Sarepta Therapeutics, Inc.(a)	5	435
Stryker Corp.	6	1,456
Thermo Fisher Scientific, Inc.	2	900
		17,378
Industrials — 4.16%
AeroVironment, Inc.(a)	14	1,541
Boeing Co. (The)	3	636
Carrier Global Corp.	6	219
Cummins, Inc.	4	1,013
Deere & Co.	4	1,396
Kansas City Southern	10	2,123
Otis Worldwide Corp.	3	191
Raytheon Technologies Corp.	6	432

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

COMMON STOCKS — 99.29% - continued	Shares	Fair Value

United States — 62.64% - continued
Industrials — 4.16% - continued
Rockwell Automation, Inc.	3	$730
		8,281
Materials — 0.80%
Cleveland-Cliffs, Inc.	69	920
Materion Corp.	10	685
		1,605
Technology — 26.70%
Adobe, Inc.(a)	10	4,597
Apple, Inc.	72	8,731
Autodesk, Inc.(a)	7	1,932
Cisco Systems, Inc.	28	1,256
Intel Corp.	60	3,647
MasterCard, Inc., Class A	22	7,785
Microsoft Corp.	37	8,598
NVIDIA Corp.	11	6,034
Oracle Corp.	42	2,709
Paycom Software, Inc.(a)	6	2,245
salesforce.com, Inc.(a)	16	3,464
Visa, Inc., Class A	10	2,124
		53,122
Total United States		124,667

Total Common Stocks — 99.29%
(Cost $150,074)		197,476

Total Investments — 99.29%
(Cost $150,074)		197,476

Other Assets in Excess of Liabilities — 0.71%		1,416

NET ASSETS — 100.00%		$198,892

(a)	Non-income producing security.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

COMMON STOCKS — 99.17%	Shares	Fair Value

Argentina — 0.83%
Consumer Discretionary — 0.83%
MercadoLibre, Inc.(a)	1	$1,638
Total Argentina		1,638

Australia — 1.70%
Materials — 1.70%
OZ Minerals Ltd.(a)	70	1,206
Rio Tinto Ltd.	22	2,152
		3,358
Total Australia		3,358

Canada — 0.52%
Materials — 0.52%
Lundin Mining Corp.	90	1,030
Total Canada		1,030

China — 8.16%
Communications — 4.42%
51job Inc. - ADR(a)	8	525
Tencent Holdings Ltd. - ADR	79	6,889
Trip.com Group Ltd. - ADR(a)	33	1,302
		8,716
Consumer Discretionary — 3.74%
Alibaba Group Holding Ltd. - ADR(a)	16	3,804
JD.com, Inc. - ADR(a)	38	3,567
		7,371
Total China		16,087

Colombia — 0.72%
Energy — 0.72%
Ecopetrol S.A. - ADR	116	1,421
Total Colombia		1,421

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

COMMON STOCKS — 99.17% - continued	Shares	Fair Value

France — 3.69%
Consumer Discretionary — 1.05%
Kering S.A. - ADR(a)	33	$2,089

Financials — 0.45%
BNP Paribas S.A.	15	892

Health Care — 0.51%
Sanofi S.A.	11	1,007

Technology — 1.68%
Dassault Systemes S.A.	16	3,321

Total France		7,309

Germany — 1.16%
Consumer Discretionary — 0.38%
Sixt SE(a)	6	745

Industrials — 0.78%
Siemens AG	9	1,391
Siemens Energy AG(a)	4	151
		1,542
Total Germany		2,287

Hong Kong — 0.81%
Health Care — 0.81%
Sino Biopharmaceutical Ltd. - ADR(a)	76	1,603
Total Hong Kong		1,603

Italy — 0.84%
Energy — 0.35%
Eni SpA	61	698

Financials — 0.49%
Intesa Sanpaolo SpA(a)	380	979
Total Italy		1,677

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

COMMON STOCKS — 99.17% - continued	Shares	Fair Value

Japan — 3.09%
Industrials — 3.09%
Daifuku Co. Ltd - ADR(a)	43	$1,026
FANUC Corp. - ADR	92	2,309
Yaskawa Electric Corp. - ADR(a)	27	2,749
Total Japan		6,084

Korea (Republic Of) — 1.87%
Technology — 1.87%
Samsung Electronics Co. Ltd. - GDR	2	3,700
Total Korea (Republic Of)		3,700

Netherlands — 1.71%
Technology — 1.71%
ASML Holding N.V.	6	3,371
Total Netherlands		3,371

Spain — 1.52%
Energy — 0.76%
Repsol S.A.	119	1,496

Financials — 0.76%
Banco Bilbao Vizcaya Argentaria S.A.	137	761
Banco Santander S.A.	208	728
		1,489
Total Spain		2,985

Switzerland — 0.60%
Industrials — 0.60%
ABB Ltd.	41	1,177
Total Switzerland		1,177

Taiwan Province Of China — 4.27%
Technology — 4.27%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	67	8,439
Total Taiwan Province Of China		8,439

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

COMMON STOCKS — 99.17% - continued	Shares	Fair Value

United Kingdom — 3.10%
Consumer Staples — 0.68%
Unilever PLC	26	$1,351

Energy — 0.99%
BP PLC	479	1,947

Health Care — 0.99%
AstraZeneca PLC	12	1,161
GlaxoSmithKline PLC	48	796
		1,957
Materials — 0.44%
Antofagasta PLC	35	869

Total United Kingdom		6,124

United States — 64.58%
Communications — 6.62%
Alphabet, Inc., Class A(a)	4	8,087
Facebook, Inc., Class A(a)	11	2,834
Netflix, Inc.(a)	4	2,155
		13,076
Consumer Discretionary — 5.22%
Amazon.com, Inc.(a)	2	6,186
Home Depot, Inc. (The)	8	2,067
NIKE, Inc., Class B	8	1,078
Starbucks Corp.	9	972
		10,303
Consumer Staples — 2.94%
Costco Wholesale Corp.	8	2,648
PepsiCo, Inc.	11	1,421
Procter & Gamble Co. (The)	14	1,730
		5,799

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

COMMON STOCKS — 99.17% - continued	Shares	Fair Value

United States — 64.58% - continued
Energy — 2.11%
Exxon Mobil Corp.	45	$2,448
Marathon Oil Corp.	54	599
Schlumberger Ltd.	40	1,116
		4,163
Financials — 4.58%
American Express Co.	14	1,894
BlackRock, Inc.	3	2,084
Goldman Sachs Group, Inc. (The)	5	1,597
JPMorgan Chase & Co.	10	1,471
Morgan Stanley	26	1,999
		9,045
Health Care — 10.19%
Abbott Laboratories	9	1,078
Align Technology, Inc.(a)	7	3,970
Danaher Corp.	5	1,098
Edwards LifeSciences Corp.(a)	9	748
Eli Lilly & Co.	16	3,278
Exact Sciences Corp.(a)	8	1,089
Intuitive Surgical, Inc.(a)	3	2,210
Merck & Co., Inc.	19	1,380
PTC Therapeutics, Inc.(a)	14	799
Puma Biotechnology, Inc.(a)	61	608
Sarepta Therapeutics, Inc.(a)	5	435
Stryker Corp.	6	1,456
Thermo Fisher Scientific, Inc.	2	900
Vertex Pharmaceuticals, Inc.(a)	5	1,063
		20,112
Industrials — 4.13%
Cummins, Inc.	4	1,013
Deere & Co.	4	1,396
HEICO Corp.	10	1,258
Kansas City Southern	9	1,911
Rockwell Automation, Inc.	8	1,947
Spirit AeroSystems Holdings, Inc., Class A	15	642
		8,167

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

COMMON STOCKS — 99.17% - continued	Shares	Fair Value

United States — 64.58% - continued
Materials — 0.82%
Cleveland-Cliffs, Inc.	70	$934
Materion Corp.	10	685
		1,619
Technology — 27.97%
Adobe, Inc.(a)	10	4,597
Apple, Inc.	76	9,216
Autodesk, Inc.(a)	7	1,932
Cisco Systems, Inc.	28	1,256
Intel Corp.	56	3,404
MasterCard, Inc., Class A	23	8,138
Microsoft Corp.	37	8,598
NVIDIA Corp.	11	6,034
Oracle Corp.	45	2,903
Paycom Software, Inc.(a)	6	2,245
salesforce.com, Inc.(a)	17	3,681
Visa, Inc., Class A	15	3,186
		55,190
Total United States		127,474

Total Common Stocks— 99.17%
(Cost $149,147)		195,764

Total Investments — 99.17%
(Cost $149,147)		195,764

Other Assets in Excess of Liabilities — 0.83%		1,642

NET ASSETS — 100.00%		$197,406

(a)	Non-income producing security.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
FIXED INCOME FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

	Principal
CORPORATE BONDS — 45.79%	Amount	Fair Value

Communications — 6.13%
Comcast Corp., 3.55%, 5/1/2028	$100,000	$111,485
TWDC Enterprises 18 Corp., 3.15%, 9/17/2025	75,000	81,976
		193,461
Consumer Staples — 7.66%
Coca-Cola Co. (The), 2.25%, 9/1/2026	100,000	106,283
Procter & Gamble Co. (The), 5.50%, 2/1/2034	100,000	135,518
		241,801

Energy — 1.94%
Chevron Corp., 2.24%, 5/11/2030	60,000	61,126

Financials — 13.99%
BlackRock, Inc., 3.25%, 4/30/2029	100,000	111,653
Citigroup, Inc., 3.50%, 5/15/2023	100,000	106,370
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026	100,000	109,766
JPMorgan Chase & Co., 4.13%, 12/15/2026	100,000	114,365
		442,154

Health Care — 2.66%
Pfizer, Inc., 3.45%, 3/15/2029	75,000	84,033

Industrials — 2.95%
Southwest Airlines Co., 7.38%, 3/1/2027	75,000	93,120

Technology — 10.46%
Cisco Systems, Inc., 2.95%, 2/28/2026	100,000	108,663
Microsoft Corp., 3.30%, 2/6/2027	100,000	111,304
Oracle Corp., 3.25%, 11/15/2027	100,000	110,272
		330,239
Total Corporate Bonds
(Cost $1,397,324)		1,445,934

See accompanying notes which are an integral part of these financial statements

FISHER INVESTMENTS INSTITUTIONAL GROUP
FIXED INCOME FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

	Principal
U.S. GOVERNMENT & AGENCIES — 20.81%	Amount	Fair Value

United States Treasury Note, 0.13%, 8/31/2022	$220,100	$220,083
United States Treasury Note, 0.13%, 9/15/2023	220,200	219,581
United States Treasury Note, 1.50%, 9/30/2024	209,700	217,465
		657,129
Total U.S. Government & Agencies
(Cost $658,981)		657,129

EXCHANGE-TRADED FUNDS — 31.42%	Shares

iShares MBS ETF	4,956	540,947
Xtrackers USD High Yield Corporate Bond ETF	9,082	451,103
Total Exchange-Traded Funds
(Cost $991,967)		992,050

Total Investments — 98.02%
(Cost $3,048,272)		3,095,113

Other Assets in Excess of Liabilities — 1.98%		62,387

NET ASSETS — 100.00%		$3,157,500

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG FIXED INCOME FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

	Principal
CORPORATE BONDS — 45.99%	Amount	Fair Value

Communications — 8.21%
Comcast Corp., 3.55%, 5/1/2028	$100,000	$111,485
TWDC Enterprises 18 Corp., 3.15%, 9/17/2025	135,000	147,557
		259,042
Consumer Staples — 7.67%
Coca-Cola Co. (The), 2.25%, 9/1/2026	100,000	106,283
Procter & Gamble Co. (The), 5.50%, 2/1/2034	100,000	135,518
		241,801
Financials — 14.03%
BlackRock, Inc., 3.25%, 4/30/2029	100,000	111,653
Citigroup, Inc., 3.50%, 5/15/2023	100,000	106,370
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026	100,000	109,766
JPMorgan Chase & Co., 4.13%, 12/15/2026	100,000	114,365
		442,154
Health Care — 2.66%
Pfizer, Inc., 3.45%, 3/15/2029	75,000	84,033

Industrials — 2.95%
Southwest Airlines Co., 7.38%, 3/1/2027	75,000	93,120

Technology — 10.47%
Cisco Systems, Inc., 2.95%, 2/28/2026	100,000	108,663
Microsoft Corp., 3.30%, 2/6/2027	100,000	111,304
Oracle Corp., 3.25%, 11/15/2027	100,000	110,271
		330,238
Total Corporate Bonds
(Cost $1,399,704)		1,450,388

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG FIXED INCOME FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

	Principal
U.S. GOVERNMENT & AGENCIES — 20.85%	Amount	Fair Value

United States Treasury Note, 0.13%, 8/31/2022	$220,300	$220,283
United States Treasury Note, 0.13%, 9/15/2023	220,400	219,780
United States Treasury Note, 1.50%, 9/30/2024	209,900	217,673
		657,736
Total U.S. Government & Agencies
(Cost $659,589)		657,736

EXCHANGE-TRADED FUNDS — 31.20%	Shares

iShares MBS ETF	4,925	537,564
Nuveen ESG High Yield Corporate Bond ETF	18,031	446,628
Total Exchange-Traded Funds
(Cost $988,112)		984,192

Total Investments — 98.04%
(Cost $3,047,405)		3,092,316

Other Assets in Excess of Liabilities — 1.96%		61,885

NET ASSETS — 100.00%		$3,154,201

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2021 (Unaudited)

	Fisher Investments Institutional Group
		ESG	Fixed	ESG Fixed
	Stock Fund	Stock Fund	Income Fund	Income Fund
	for Retirement	for Retirement	for Retirement	for Retirement
	Plans	Plans	Plans	Plans
Assets
Investments in securities at value (cost $150,074, $149,147, $3,048,272 and $3,047,405)	$197,476	$195,764	$3,095,113	$3,092,316
Cash	1,219	1,426	47,614	46,657
Dividends and interest receivable	197	216	14,773	15,228
Total Assets	198,892	197,406	3,157,500	3,154,201
Net Assets	$198,892	$197,406	$3,157,500	$3,154,201
Net Assets consist of:

Paid-in capital	152,279	152,465	3,100,490	3,101,346
Accumulated earnings	46,613	44,941	57,010	52,855
Net Assets	$198,892	$197,406	$3,157,500	$3,154,201
Shares outstanding (unlimited number of shares authorized, no par value)	15,182	15,199	309,782	309,874
Net asset value (“NAV”) and offering price per share	$13.10	$12.99	$10.19	$10.18

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
STATEMENTS OF OPERATIONS

For the six months ended February 28, 2021 (Unaudited)

	Fisher Investments Institutional Group
		ESG	Fixed	ESG Fixed
	Stock Fund	Stock Fund	Income Fund	Income Fund
	for Retirement	for Retirement	for Retirement	for Retirement
	Plans	Plans	Plans	Plans
Investment Income
Dividend income	$1,168	$1,117	$16,404	$16,484
Interest income	1	—	17,964	17,770
Foreign dividend taxes withheld	(67)	(49)	—	—
Total investment income	1,102	1,068	34,368	34,254

Net investment income	1,102	1,068	34,368	34,254

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	(1,165)	(1,158)	20,856	20,929
Net realized loss on foreign currency translations	(1)	(1)	—	—
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	25,184	23,829	(57,792)	(62,985)
Net realized and change in unrealized gain (loss) on investments and foreign currency	24,018	22,670	(36,936)	(42,056)
Net increase (decrease) in net assets resulting from operations	$25,120	$23,738	$(2,568)	$(7,802)

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
STATEMENTS OF CHANGES IN NET ASSETS

	Fisher Investments		Fisher Investments
	Institutional Group Stock Fund		Institutional Group ESG Stock
	for Retirement Plans		Fund for Retirement Plans
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	February 28,	Period Ended	February 28,	Period Ended
	2021	August 31,	2021	August 31,
	(Unaudited)	2020(a)	(Unaudited)	2020(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,102	$1,526	$1,068	$1,740
Net realized gain (loss) on investment securities transactions and foreign currency translations	(1,166)	18	(1,159)	(870)
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	25,184	22,218	23,829	22,788

Net increase (decrease) in net assets resulting from operations	25,120	23,762	23,738	23,658

Distributions to Shareholders From:
Earnings	(2,272)	—	(2,459)	—
Total distributions	(2,272)	—	(2,459)	—
Capital Transactions
Proceeds from shares sold	—	150,010	—	150,010
Reinvestment of distributions	2,272	—	2,459	—
Net increase in net assets resulting from capital transactions	2,272	150,010	2,459	150,010
Total Increase (Decrease) in Net Assets	25,120	173,772	23,738	173,668
Net Assets
Beginning of period	173,772	—	173,668	—
End of period	$198,892	$173,772	$197,406	$173,668

Share Transactions
Shares sold	—	15,001	—	15,001
Shares issued in reinvestment of distributions	181	—	198	—
Net increase in shares outstanding	181	15,001	198	15,001

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Fisher Investments		Fisher Investments
	Institutional Group Fixed Income		Institutional Group ESG Fixed
	Fund for Retirement Plans		Income Fund for Retirement Plans
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	February 28,	Period Ended	February 28,	Period Ended
	2021	August 31,	2021	August 31,
	(Unaudited)	2020(a)	(Unaudited)	2020(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$34,368	$55,425	$34,254	$54,097
Net realized gain on investment securities transactions and foreign currency translations	20,856	—	20,929	—
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	(57,792)	104,633	(62,985)	107,896

Net increase (decrease) in net assets resulting from operations	(2,568)	160,058	(7,802)	161,993

Distributions to Shareholders From:
Earnings	(100,645)	—	(101,495)	—
Total distributions	(100,645)	—	(101,495)	—
Capital Transactions
Proceeds from shares sold	—	3,000,010	—	3,000,010
Reinvestment of distributions	100,645	—	101,495	—
Net increase in net assets resulting from capital transactions	100,645	3,000,010	101,495	3,000,010
Total Increase (Decrease) in Net Assets	(2,568)	3,160,068	(7,802)	3,162,003

Net Assets
Beginning of period	3,160,068	—	3,162,003	—
End of period	$3,157,500	$3,160,068	$3,154,201	$3,162,003

Share Transactions
Shares sold	—	300,001	—	300,001
Shares issued in reinvestment of distributions	9,781	—	9,873	—
Net increase in shares outstanding	9,781	300,001	9,873	300,001

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the
	Six Months		For the
	Ended		Period
	February 28,		Ended
	2021		August 31,
	(Unaudited)		2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$11.58		$10.00
Investment operations:
Net investment income	0.07		0.10
Net realized and unrealized gain	1.60		1.48
Total from investment operations	1.67		1.58
Less distributions to shareholders from:
Net investment income	(0.15)		—
Total distributions	(0.15)		—
Net asset value, end of period	$13.10		$11.58
Total Return(b)	14.49	% (c)	15.80	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$199		$174
Ratio of net investment income to average net assets	1.20	% (d)	1.44	% (d)
Portfolio turnover rate	1	% (c)	12	% (c)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the
	Six Months		For the
	Ended		Period
	February 28,		Ended
	2021		August 31,
	(Unaudited)		2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$11.58		$10.00
Investment operations:
Net investment income	0.07		0.12
Net realized and unrealized gain	1.50		1.46
Total from investment operations	1.57		1.58
Less distributions to shareholders from:
Net investment income	(0.16)		—
Total distributions	(0.16)		—
Net asset value, end of period	$12.99		$11.58
Total Return(b)	13.66	% (c)	15.80	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$197		$174
Ratio of net investment income to average net assets	1.17	% (d)	1.64	% (d)
Portfolio turnover rate	1	% (c)	15	% (c)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
FIXED INCOME FUND FOR RETIREMENT PLANS
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the
	Six Months		For the
	Ended		Period
	February 28,		Ended
	2021		August 31,
	(Unaudited)		2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.53		$10.00
Investment operations:
Net investment income	0.12		0.18
Net realized and unrealized gain (loss)	(0.12)		0.35
Total from investment operations	—		0.53
Less distributions to shareholders from:
Net investment income	(0.27)		—
Net realized gains	(0.07)		—
Total distributions	(0.34)		—
Net asset value, end of period	$10.19		$10.53
Total Return(b)	(0.07	)% (c)	5.30	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,158		$3,160
Ratio of net investment income to average net assets	2.18	% (d)	2.51	% (d)
Portfolio turnover rate	21	% (c)	—	% (c)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG FIXED INCOME FUND FOR RETIREMENT PLANS
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the
	Six Months		For the
	Ended		Period
	February 28,		Ended
	2021		August 31,
	(Unaudited)		2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.54		$10.00
Investment operations:
Net investment income	0.11		0.18
Net realized and unrealized gain (loss)	(0.13)		0.36
Total from investment operations	(0.02)		0.54
Less distributions to shareholders from:
Net investment income	(0.27)		—
Net realized gains	(0.07)		—
Total distributions	(0.34)		—
Net asset value, end of period	$10.18		$10.54
Total Return(b)	(0.24	)% (c)	5.40	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,154		$3,162
Ratio of net investment income to average net assets	2.18	% (d)	2.46	% (d)
Portfolio turnover rate	21	% (c)	—	% (c)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2021 (Unaudited)

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Stock Fund”), Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “ESG Stock Fund”), Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fixed Income Fund”) and the Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “ESG Fixed Income Fund”) (each a “Fund” and collectively the “Funds”) were each organized as diversified series of Unified Series Trust (the “Trust”) on November 12, 2018 and are registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The Funds commenced operations on December 13, 2019. The investment adviser to the Funds is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Stock Fund and ESG Stock Fund is to seek to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Markets Index. The investment objective of the Fixed Income Fund and ESG Fixed Income Fund is to outperform, net of fees and expenses, the return of the ICE Bank of America Merrill Lynch U.S. Broad Market Index.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statements of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended February 28, 2021, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations when incurred. During the six months ended February 28, 2021, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last tax year and the interim tax period). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends, related reclaims, and foreign capital gain taxes have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and ETFs, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Funds might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2021:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Stock Fund
Assets
Common Stocks(a)	$195,894	$1,582	$—	$197,476
Total	$195,894	$1,582	$—	$197,476

ESG Stock Fund
Assets
Common Stocks(a)	$194,161	$1,603	$—	$195,764
Total	$194,161	$1,603	$—	$195,764

Fixed Income Fund
Assets
Corporate Bonds(a)	$—	$1,445,934	$—	$1,445,934
Exchange-Traded Funds	992,050	—	—	992,050
U.S. Government & Agencies	—	657,129	—	657,129
Total	$992,050	$2,103,063	$—	$3,095,113

ESG Fixed Income Fund
Assets
Corporate Bonds(a)	$—	$1,450,388	$—	$1,450,388
Exchange-Traded Funds	984,192	—	—	984,192
U.S. Government & Agencies	—	657,736	—	657,736
Total	$984,192	$2,108,124	$—	$3,092,316

(a)	Refer to Schedule of Investments for sector classifications.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Funds, manages the Funds’ investments. The Adviser pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds’ expenses, except those specified above, are paid by the Adviser. The Funds do not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators.

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Funds with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Independent Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,510 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,960 per fund from the Trust and the Independent Chairman of the Board receives $3,160 per fund from the Trust. Independent Trustees also receive $1,000 for attending each special in-person meeting. Prior to January 1, 2021, these fees were $2,290 for non-chairmen and $2,740 for all chairmen. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

One Trustee and certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Funds’ shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Funds.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2021, purchases and sales of investment securities, other than short-term investments were as follows:

			Fixed	ESG Fixed
	Stock	ESG Stock	Income	Income
	Fund	Fund	Fund	Fund
Purchases	$3,111	$2,676	$83,817	$86,223
Sales	1,797	1,839	648,975	652,280
U.S. Government Purchases	—	—	659,809	660,419
U.S. Government Sales	—	—	—	—

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the 1940 Act. As of February 28, 2021, the Adviser owned 99.99%, 99.99%, 100.00% and 100.00% of the Stock Fund, ESG Stock Fund, Fixed Income Fund and ESG Fixed Income Fund outstanding shares, respectively. As a result, the Adviser may be deemed to control each Fund.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

			Fixed	ESG Fixed
	Stock	ESG Stock	Income	Income
	Fund	Fund	Fund	Fund
Gross unrealized appreciation	$53,371	$52,660	$60,529	$59,763
Gross unrealized depreciation	(5,969)	(6,043)	(13,688)	(14,852)
Net unrealized appreciation (depreciation) on investments	$47,402	$46,617	$46,841	$44,911
Tax cost of investments	$150,074	$149,147	$3,048,272	$3,047,405

At August 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

			Fixed	ESG Fixed
	Stock	ESG Stock	Income	Income
	Fund	Fund	Fund	Fund
Undistributed ordinary income	$1,548	$1,729	$55,590	$54,256
Accumulated capital and other losses	—	(855)	—	—
Unrealized appreciation on investments	22,217	22,788	104,633	107,896
Total accumulated earnings	$23,765	$23,662	$160,223	$162,152

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Funds’ fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year. For the tax period ended August 31, 2020, the ESG Stock Fund deferred post-October capital losses in the amount of $855.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 8. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of a Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of February 28, 2021, the Stock Fund and ESG Stock Fund had 37.17% and 37.50%, respectively, of the value of its net assets invested in stocks within the Technology sector.

NOTE 9. CORONAVIRUS (COVID-19) PANDEMIC

The COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID-19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 11. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

SUMMARY OF FUND EXPENSES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 through February 28, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

SUMMARY OF FUND EXPENSES (Unaudited) – (continued)

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid	Annualized
	September 1,	February 28,	During the	Expense
	2020	2021	Period(a)	Ratio
Fisher Investments Institutional Group Stock Fund for Retirement Plans
Actual	$ 1,000.00	$ 1,144.90	$ —	—%
Hypothetical(b)	$ 1,000.00	$ 1,024.79	$ —	—%

Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans
Actual	$ 1,000.00	$ 1,136.60	$ —	—%
Hypothetical(b)	$ 1,000.00	$ 1,024.79	$ —	—%

Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans
Actual	$ 1,000.00	$ 999.30	$ —	—%
Hypothetical(b)	$ 1,000.00	$ 1,024.79	$ —	—%

Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans
Actual	$ 1,000.00	$ 997.60	$ —	—%
Hypothetical(b)	$ 1,000.00	$ 1,024.79	$ —	—%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

INVESTMENT ADVISORY AGREEMENT APPROVAL
(Unaudited)

Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Stock Fund”), Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “ESG Stock Fund”), Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fixed Income Fund”) and Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “ESG Fixed Income Fund”) (together, the “Funds”) are series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Funds and, as required by law, considered the approval of the Funds’ management agreement with their investment adviser, Fisher Asset Management, LLC (“Fisher”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the management agreement.

The Trustees held a teleconference on February 17, 2021 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2021, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Fisher (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Fisher for an additional year. The Trustees’ approval of the continuance of the Funds’ management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)       The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides to the Funds, which include, but are not limited to, providing a continuous investment program for the Funds, adhering to the Funds’ investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Funds. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Funds’ portfolios, as well as the qualifications and experience of the other individuals at Fisher who would provide services to the Funds. The Trustees concluded that they were satisfied with the nature, extent, and quality of investment management services provided by Fisher to the Funds.

INVESTMENT ADVISORY AGREEMENT APPROVAL
(Unaudited) – (continued)

(ii)       Fund Performance. The Trustees next reviewed and discussed the performance of the Funds for period ended December 31, 2020. The Trustees noted that the Stock Fund and ESG Stock Fund had significantly outperformed the average and median of their Morningstar World Large Stock category for the one-year and since inception periods, and had also significantly outperformed their benchmark, the MSCI ACWI Investable Markets Index, for both periods. The Trustees also noted that the Stock Fund and ESG Stock Fund performed comparably to composite accounts managed by Fisher with similar investment strategies to the Funds. The Trustees noted that the Fixed Income Fund and ESG Fixed Income Fund underperformed the average and median of their Morningstar Intermediate Core Bond category for the one-year and since inception periods, and had also underperformed their benchmark, the ICE BofA U.S. Broad Market Index, for both periods. The Trustees considered that each of these Funds had commenced operations on December 13, 2019 and had a limited history of operations. Based upon the foregoing, the Trustees concluded that the Funds’ performance is acceptable.

(iii)       Fee Rate and Profitability. The Trustees reviewed fee and expense comparisons for funds in the Funds’ respective Morningstar categories. The Trustees noted that, with respect to the Stock Fund, Fixed Income Fund, ESG Stock Fund and ESG Fixed Income Fund, Fisher does not charge a management fee at the fund level, but that shareholders (retirement plans, plan sponsors, and/or plan participants) would pay a program fee of up to 0.68% of total assets, which fee would be for both investment management services and the retirement plan platform, including ERISA fiduciary services. The Trustees considered that the program fee, which includes fees for the retirement plan platform, is below the median and close to the average of the Morningstar category for the Stock Fund and ESG Stock Fund and above the median and average for the Fixed Income Fund and the ESG Fixed Income Fund. The Trustees also considered that Fisher pays the operating expenses of each of the four Funds, which would result in an estimated net program fee substantially below the average and median net fees in the Funds’ respective Morningstar categories.

The Trustees also considered profitability analyses for each Fund prepared by Fisher, which showed that Fisher is not earning a profit from managing any of the Funds. The Trustees noted Fisher’s representation that it does not enter into soft-dollar transactions on behalf of the Funds. The Trustees concluded that the program fee represents reasonable compensation in light of the nature and quality of Fisher’s services to the Funds.

(iv)       Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Fisher will realize economies of scale as the Funds grow larger. The Trustees determined that, in light of the size of the Funds and Fisher’s lack of profitability in managing the Funds, it does not appear that Fisher is realizing benefits from economies of scale in managing the Funds to such an extent that breakpoints should be implemented at this time.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Program’s initial Report, which was presented to the Board for consideration at its meeting held on November 17, 2020, outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation. During the review period, the Funds did not experience unusual stress or disruption to their operations related to purchase and redemption activity. Also, during the review period the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

PRIVACY NOTICE

Rev: January 2020

FACTS	WHAT DO THE FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY (THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number

●    account balances and account transactions

●    transaction or loss history and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 851-8845

Who we are
Who is providing this notice?	Fisher Investments Institutional Group Fund Family Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How do the Funds collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    make deposits or withdrawals from your account or provide account information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes— information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●    Fisher Asset Management, LLC, d/b/a Fisher Investments, the investment adviser to the Funds, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds do not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Funds don’t jointly market.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 851-8845 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Kenneth G.Y. Grant, Chairman	Cohen & Company, Ltd.
David R. Carson	151 N Franklin Street, Suite 575
Daniel J. Condon	Chicago, IL 60606
Gary E. Hippenstiel
Stephen A. Little	LEGAL COUNSEL
Ronald C. Tritschler	Thompson Hine LLP
312 Walnut Street, 14th Floor
OFFICERS	Cincinnati, OH 45202
David R. Carson, President
Martin R. Dean, Vice President	CUSTODIAN
Zachary P. Richmond, Treasurer and Chief Financial Officer	MUFG Union Bank, N.A.
Lynn E. Wood, Chief Compliance Officer	350 California Street, Suite 2018
San Francisco, CA 94104
INVESTMENT ADVISER
Fisher Asset Management, LLC	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
5525 NW Fisher Creek Drive	Ultimus Fund Solutions, LLC
Camas, WA 98607	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Fisher4-SAR-21

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY

Semi-Annual Report

February 28, 2021

Fisher Investments Institutional Group
All Foreign Equity Environmental and Social Values Fund

Fund Adviser:

Fisher Asset Management, LLC
5525 NW Fisher Creek Drive,
Camas, Washington 98607
(800) 851-8845

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL
FOREIGN EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
Investment Results (Unaudited)

Total Returns as of February 28, 2021 (a)

		Since
		Inception
Fund/Index	Six Months	(7/17/20)
Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund	21.28%	25.65%
MSCI ACWI ex U.S. Index(b)	16.65%	21.26%

		Expense
		Ratios(c)
Gross		95.58%
With Applicable Waivers		0.68%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The MSCI ACWI ex U.S. Index is a stock market index comprising of non-U.S. stocks from 22 developed markets and 27 emerging markets. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2020. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) is contractually obligated to limit the Fund’s total annual operating expenses to 0.68% of the Fund’s average daily net assets through December 31, 2024 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; certain fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/ or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of February 28, 2021 can be found in the financial highlights.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the investment company and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

1

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
Fund Holdings (Unaudited)

Fisher Investments Institutional Group
All Foreign Equity Environmental and Social Values Fund
Holdings as of February 28, 2021(a)
40.00%
35.00%
30.00%
25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
-5.00%
-10.00%
Communications 8.90%
Consumer Discretionary 9.13%
Consumer Staples 5.71%
Energy 7.58%
Financials 8.97%
Health Care 7.08%
Industrials 13.05%
Materials 8.82%
Technology 36.00%
Liabilities in Excess of Other Assets (5.24)%

(a)	As a percentage of net assets

The investment objective of the Fund is to seek to outperform, net of fees and expenses, the return of the MSCI ACWI ex US Index.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

2

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

COMMON STOCKS — 105.24%	Shares	Fair Value
Australia — 2.58%
Health Care — 1.07%
CSL Ltd.	10	$2,020

Technology — 1.51%
Atlassian Corp. PLC, Class A(a)	12	2,852

Total Australia		4,872

Brazil — 0.96%
Financials — 0.96%
Itau Unibanco Holding SA - ADR	401	1,817
Total Brazil		1,817

Canada — 0.45%
Technology — 0.45%
Open Text Corp.	19	846
Total Canada		846

China — 11.38%
Communications — 6.30%
NetEase, Inc. - ADR	20	2,197
Tencent Holdings Ltd. - ADR	111	9,679
		11,876
Consumer Discretionary — 5.08%
Alibaba Group Holding Ltd. - ADR(a)	19	4,517
JD.com, Inc. - ADR(a)	54	5,069
		9,586
Total China		21,462

Colombia — 0.47%
Energy — 0.47%
Ecopetrol SA - ADR	72	882
Total Colombia		882

See accompanying notes which are an integral part of these financial statements.

3

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

COMMON STOCKS — 105.24% - continued	Shares	Fair Value
Denmark — 3.35%
Energy — 1.49%
Vestas Wind Systems A/S	15	$2,810

Health Care — 1.86%
Coloplast A/S - ADR	51	782
Novo Nordisk A/S, Class B	38	2,701
		3,483
Total Denmark		6,293

France — 13.27%
Consumer Discretionary — 4.05%
Hermes International SA	4	4,458
Kering SA	5	3,169
		7,627
Consumer Staples — 2.11%
Danone SA	10	682
L’Oreal SA	9	3,289
		3,971
Financials — 0.80%
BNP Paribas SA(a)	12	714
Credit Agricole SA(a)	56	785
		1,499
Health Care — 0.92%
Sanofi	19	1,739

Industrials — 0.77%
Aeroports de Paris	6	762
Vinci SA - ADR	27	702
		1,464
Materials — 1.94%
Cie de Saint-Gobain	68	3,647

Technology — 2.68%
Dassault Systemes SE	15	3,113
Teleperformance	3	1,062
Worldline SA/France(a)	10	891
		5,066
Total France		25,013

See accompanying notes which are an integral part of these financial statements.

4

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

COMMON STOCKS — 105.24% - continued	Shares	Fair Value
Germany — 8.36%
Consumer Staples — 1.05%
Beiersdorf AG	20	$1,978

Financials — 1.48%
Deutsche Boerse AG	17	2,782

Industrials — 3.41%
Deutsche Post AG	70	3,470
Siemens AG	19	2,936
		6,406
Technology — 2.42%
SAP SE	37	4,559

Total Germany		15,725

Hong Kong — 0.67%
Financials — 0.67%
AIA Group Ltd. - ADR	25	1,260
Total Hong Kong		1,260

India — 1.76%
Financials — 1.76%
HDFC Bank Ltd. - ADR(a)	42	3,324
Total India		3,324

Indonesia — 1.45%
Financials — 1.45%
Bank Rakyat Indonesia Persero Tbk PT - ADR	168	2,755
Total Indonesia		2,755

Israel — 1.05%
Technology — 1.05%
NICE-Systems Ltd. - ADR(a)	4	918
Wix.com Ltd.(a)	3	1,046
		1,964
Total Israel		1,964

See accompanying notes which are an integral part of these financial statements.

5

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

COMMON STOCKS — 105.24% - continued	Shares	Fair Value
Italy — 1.79%
Energy — 1.34%
Eni SpA	220	$2,518

Financials — 0.45%
Intesa Sanpaolo SpA(a)	329	848
Total Italy		3,366

Japan — 12.67%
Communications — 2.60%
M3, Inc.	62	4,901

Health Care — 1.45%
Eisai Co. Ltd. - ADR(a)	10	694
Hoya Corp. - ADR	11	1,256
Terumo Corp. - ADR(a)	21	786
		2,736
Industrials — 7.99%
Daifuku Co. Ltd - ADR	50	1,193
FANUC Corp. - ADR	115	2,887
Keyence Corp.	15	7,114
Recruit Holdings Co. Ltd. - ADR(a)	386	3,875
		15,069
Technology — 0.63%
Obic Co. Ltd.	7	1,181

Total Japan		23,887

Korea (Republic Of) — 4.35%
Technology — 4.35%
Samsung Electronics Co. Ltd.	112	8,195
Total Korea (Republic Of)		8,195

See accompanying notes which are an integral part of these financial statements.

6

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

COMMON STOCKS — 105.24% - continued	Shares	Fair Value
Netherlands — 12.78%
Financials — 0.44%
ING Groep NV(a)	76	$829

Technology — 12.34%
Adyen NV(a)	1	2,313
ASML Holding NV	23	12,922
NXP Semiconductors NV	33	6,024
Wolters Kluwer NV	25	1,982
		23,241
Total Netherlands		24,070

Norway — 1.41%
Energy — 1.41%
Equinor ASA	141	2,655
Total Norway		2,655

Spain — 2.60%
Energy — 1.66%
Repsol SA	250	3,143

Financials — 0.39%
Banco Santander SA	209	731

Technology — 0.55%
Amadeus IT Group SA	15	1,041

Total Spain		4,915

Switzerland — 1.45%
Industrials — 0.88%
ABB Ltd.	58	1,662

Technology — 0.57%
Temenos AG	8	1,080

Total Switzerland		2,742

See accompanying notes which are an integral part of these financial statements.

7

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

COMMON STOCKS — 105.24% - continued	Shares	Fair Value
Taiwan Province Of China — 7.42%
Technology — 7.42%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	111	$13,979
Total Taiwan Province Of China		13,979

United Kingdom — 15.02%
Consumer Staples — 2.55%
Coca-Cola European Partners PLC	55	2,802
Reckitt Benckiser Group PLC	24	2,006
		4,808
Energy — 1.21%
BP PLC	559	2,272

Financials — 0.57%
London Stock Exchange Group PLC	8	1,072

Health Care — 1.78%
AstraZeneca PLC	25	2,419
GlaxoSmithKline PLC	57	945
		3,364
Materials — 6.88%
Anglo American PLC	92	3,553
Antofagasta PLC	223	5,537
Rio Tinto PLC	45	3,878
		12,968
Technology — 2.03%
Experian PLC	97	3,071
RELX PLC	31	731
		3,802

Total United Kingdom		28,286

See accompanying notes which are an integral part of these financial statements.

8

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

COMMON STOCKS — 105.24% - continued	Shares	Fair Value
Total Common Stocks — 105.24% (Cost $160,880)		$198,308

Total Investments — 105.24% (Cost $160,880)		198,308

Liabilities in Excess of Other Assets — (5.24)%		(9,877)

NET ASSETS — 100.00%		$188,431

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

9

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2021 (Unaudited)

Assets
Investments in securities at fair value (cost $160,880)	$198,308
Cash	1,066
Receivable for investments sold	14,304
Dividends receivable	287
Receivable from Adviser	11,424
Prepaid expenses	791
Total Assets	226,180
Liabilities
Due to custodian	4,830
Payable to Administrator	10,405
Other accrued expenses	22,514
Total Liabilities	37,749
Net Assets	$188,431
Net Assets consist of:
Paid-in capital	150,640
Accumulated earnings	37,791
Net Assets	$188,431
Shares outstanding (unlimited number of shares authorized, no par value)	15,055
Net asset value, offering and redemption price per share	$12.52

See accompanying notes which are an integral part of these financial statements.

10

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
STATEMENT OF OPERATIONS
For the six months ended February 28, 2021 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $135)	$1,126
Total investment income	1,126
Expenses
Administration	19,836
Audit and tax	9,738
Legal	8,342
Trustee	6,854
Transfer agent	5,951
Compliance services	5,951
Report printing	3,224
Pricing	2,849
Custodian	2,482
Adviser	520
Registration	244
Miscellaneous	8,823
Total expenses	74,814
Fees waived and expenses reimbursed by Adviser	(74,233)
Net operating expenses	581
Net investment income	545
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	220
Net realized loss on foreign currency translations	(3)
Net change in unrealized appreciation of investment securities	32,219
Net change in unrealized appreciation of foreign currency	25
Net realized and change in unrealized gain on investments	32,461
Net increase in net assets resulting from operations	$33,006

See accompanying notes which are an integral part of these financial statements.

11

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months	For the
	Ended	Period
	February 28,	Ended
	2021	August 31,
	(Unaudited)	2020(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$545	$176
Net realized gain on investment securities transactions and foreign currency translations	217	27
Net change in unrealized appreciation of investment securities and foreign currency translations	32,244	5,212
Net increase in net assets resulting from operations	33,006	5,415
Distributions to Shareholders From:
Earnings	(630)	—
Total distributions	(630)	—
Capital Transactions
Proceeds from shares sold	—	150,010
Reinvestment of distributions	630	—
Net increase in net assets resulting from capital transactions	630	150,010
Total Increase in Net Assets	33,006	155,425
Net Assets
Beginning of period	155,425	—
End of period	$188,431	$155,425
Share Transactions
Shares sold	—	15,001
Shares issued in reinvestment of distributions	54	—
Net increase in shares	54	15,001

(a)	For the period July 17, 2020 (commencement of operations) to August 31, 2020.

See accompanying notes which are an integral part of these financial statements.

12

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period)

	For the
	Six Months		For the
	Ended		Period
	February 28,		Ended
	2021		August 31,
	(Unaudited)		2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.36		$10.00
Investment operations:
Net investment income	0.04		0.01
Net realized and unrealized gain	2.16		0.35
Total from investment operations	2.20		0.36
Less distributions to shareholders from:
Net investment income	(0.04)		—
Total distributions	(0.04)		—
Net asset value, end of period	$12.52		$10.36

Total Return(b)	21.28	% (c)	3.60	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$188		$155
Ratio of net expenses to average net assets	0.68	% (d)	0.68	% (d)
Ratio of gross expenses to average net assets before waiver and reimbursement	87.58	% (d)	201.44	% (d)
Ratio of net investment income to average net assets	0.64	% (d)	0.98	% (d)
Portfolio turnover rate	12	% (c)	4	% (c)

(a)	For the period July 17, 2020 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

13

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2021 (Unaudited)

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on July 17, 2020. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek to outperform, net of fees and expenses, the return of the MSCI ACWI ex U.S. Index.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are

14

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended February 28, 2021, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended February 28, 2021, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., inception and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

15

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

16

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

17

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2021:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$198,308	$—	$—	$198,308
Total	$198,308	$—	$—	$198,308

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

18

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.61% of the Fund’s average daily net assets. For the six months ended February 28, 2021, the Adviser earned fees of $520 from the Fund before the waiver and reimbursement described below.

The Adviser is contractually obligated to limit the Fund’s total annual operating expenses to 0.68% of the Fund’s average daily net assets through December 31, 2024 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable to financial intermediaries; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business. This expense cap may not be terminated prior to this date except by the Board. For the six months ended February 28, 2021, the Adviser waived fees and reimbursed expenses in the amount of $74,233 for the Fund. At February 28, 2021, the Adviser owed the Fund $11,424.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of February 28, 2021, the Adviser may seek repayment of expense reimbursements in the amount as follow:

Recoverable through
August 31, 2023	$35,943
February 28, 2024	74,233

19

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended February 28, 2021, the Administrator earned fees of $19,836 for administration services, $5,951 for transfer agent services, and $5,951 for compliance services. At February 28, 2021, the Fund owed the Administrator $10,405 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,510 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,960 per fund from the Trust, and the Independent Chairman of the Board receives $3,160 per fund from the Trust. Independent Trustees also receive $1,000 for attending each special in-person meeting. Prior to January 1, 2021, these fees were $2,290 for non-chairmen and $2,740 for all chairmen. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

One Trustee and certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2021, purchases and sales of investment securities, other than short-term investments, were $29,828 and $21,159, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 28, 2021.

20

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2021, the Adviser owned 99.99% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$41,974
Gross unrealized depreciation	(4,606)
Net unrealized appreciation on investments	$37,368
Tax cost of investments	$160,940

At August 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$263
Unrealized appreciation on investments	5,152
Total accumulated earnings	$5,415

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2021, the Fund had 36.00% of the value of its net assets invested in stocks within the Technology sector.

21

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN
EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 9. CORONAVIRUS (COVID-19) PANDEMIC

The COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID-19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 11. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

22

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Program’s initial Report, which was presented to the Board for consideration at its meeting held on November 17, 2020, outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

23

SUMMARY OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 through February 28, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid	Annualized
	September 1,	February 28,	During the	Expense
	2020	2021	Period(a)	Ratio
Actual	$1,000.00	$1,212.80	$3.73	0.68%
Hypothetical(b)	$1,000.00	$1,021.42	$3.41	0.68%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

24

INVESTMENT ADVISORY AGREEMENT APPROVAL
(Unaudited)

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, considered the approval of the Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the management agreement.

The Trustees held a teleconference on February 17, 2021 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2021, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Fisher (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Fisher for an additional year. The Trustees’ approval of the continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)       The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who would provide services to the Fund. The Trustees concluded that they were satisfied with the nature, extent, and quality of investment management services provided by Fisher to the Fund.

(ii)       Fund Performance. The Trustees next reviewed and discussed the performance of the Fund for period ended December 31, 2020. The Trustees noted that the Fund had outperformed the average and median of its Morningstar Foreign Large Blend category and its benchmark, the MSCI ACWI Ex U.S. Index, since inception. The

25

INVESTMENT ADVISORY AGREEMENT APPROVAL
(Unaudited) – (continued)

Trustees considered that the Fund had commenced operations on July 17, 2020 and had a limited history of operations. Based upon the foregoing, the Trustees concluded that the Fund’s performance is acceptable.

(iii)       Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for funds in the Fund’s Morningstar category. The Trustees noted that the gross advisory fee of the Fund is equal to the average and below the median of the Fund’s Morningstar category. The Trustees also considered that Fisher has committed to waive its management fee and/or reimburse expenses of the Fund through at least December 31, 2024.

The Trustees also considered a profitability analysis for the Fund prepared by Fisher, which showed that Fisher is not earning a profit from managing the Fund. The Trustees noted Fisher’s representation that it does not enter into soft-dollar transactions on behalf of the Fund. The Trustees concluded that the management fee represents reasonable compensation in light of the nature and quality of Fisher’s services to the Fund.

(iv)       Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Fisher will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the size of the Fund and Fisher’s lack of profitability in managing the Fund, it does not appear that Fisher is realizing benefits from economies of scale in managing the Fund to such an extent that breakpoints should be implemented at this time.

26

PRIVACY NOTICE	Rev. January 2020

FACTS	WHAT DOES FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number

●    account balances and account transactions

●    transaction or loss history and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 851-8845

Who we are
Who is providing this notice?	Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    make deposits or withdrawals from your account or provide account information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes— information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●    Fisher Asset Management, LLC, d/b/a Fisher Investments, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 851-8845 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Kenneth G.Y. Grant, Chairman	PUBLIC ACCOUNTING FIRM
David R. Carson	Cohen & Company, Ltd.
Daniel J. Condon	151 N Franklin Street, Suite 575
Gary E. Hippenstiel	Chicago, IL 60606
Stephen A. Little
Ronald C. Tritschler	LEGAL COUNSEL
Thompson Hine LLP
OFFICERS	312 Walnut Street, 14th Floor
David R. Carson, President	Cincinnati, OH 45202
Martin R. Dean, Vice President
Zachary P. Richmond,	CUSTODIAN
Treasurer and Chief Financial	MUFG Union Bank, N.A.
Officer	350 California Street, Suite 2018
Lynn E. Wood, Chief Compliance	San Francisco, CA 94104
Officer
ADMINISTRATOR, TRANSFER
INVESTMENT ADVISER	AGENT AND FUND ACCOUNTANT
Fisher Asset Management, LLC	Ultimus Fund Solutions, LLC
5525 NW Fisher Creek Drive	225 Pictoria Drive, Suite 450
Camas, WA 98607	Cincinnati, OH 45246

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Fisher1-SAR-21

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY

Semi-Annual Report

February 28, 2021

Fisher Investments Institutional Group
U.S. Small Cap Equity Fund

Fund Adviser:

Fisher Asset Management, LLC
5525 NW Fisher Creek Drive,
Camas, Washington 98607
(800) 851-8845

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
Investment Results (Unaudited)

Total Returns as of February 28, 2021(a)

		Since
		Inception
Fund/Index	Six Months	(7/17/20)
Fisher Investments Institutional Group U.S. Small Cap Equity Fund	37.14%	43.58%
Russell 2000 Index(b)	41.69%	50.42%

		Expense
		Ratios(c)
Gross		85.62%
With Applicable Waivers		0.75%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group U.S. Small Cap Equity Fund (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The Russell 2000® Index (“Russell Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than are found in the Fund’s portfolio. Individuals can not invest directly in the Russell Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2020. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) is contractually obligated to limit the Fund’s total annual operating expenses to 0.75% of the Fund’s average daily net assets through December 31, 2024 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; certain fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/ or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of February 28, 2021 can be found in the financial highlights.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the investment company and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

1

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
Fund Holdings (Unaudited)

35.00%
30.00%
25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
-5.00%
-10.00%
Communi-cations 4.72%
Consumer Discretionary 12.01%
Consumer Staples 1.91%
Energy 1.56%
Financials 10.07%
Health Care 28.21%
Industrials 11.42%
Materials 7.02%
Real Estate 1.19%
Technology 25.89%
Liabilities in Excess of Other Assets -4.00%

(a)	As a percentage of net assets.

The investment objective of the Fund is to seek to outperform, net of fees and expenses, the return of the Russell 2000 Index.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

2

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

COMMON STOCKS — 104.00%	Shares	Fair Value
Communications — 4.72%
8X8, Inc.(a)	146	$4,995
Stamps.com, Inc.(a)	16	2,910
Yelp, Inc.(a)	60	2,263
		10,168
Consumer Discretionary — 12.01%
Builders FirstSource, Inc.(a)	70	3,029
Domino’s Pizza, Inc.	4	1,386
Freshpet, Inc.(a)	49	7,638
M.D.C. Holdings, Inc.	36	2,037
M/I Homes, Inc.(a)	21	1,048
Papa John’s International, Inc.	23	2,074
Pool Corp.	14	4,687
Scotts Miracle-Gro Co. (The)	14	2,984
Taylor Morrison Home Corp.(a)	36	990
		25,873
Consumer Staples — 1.91%
Boston Beer Co., Inc. (The), Class A(a)	4	4,115

Energy — 1.56%
ChampionX Corp.(a)	87	1,851
Helmerich & Payne, Inc.	12	345
Oceaneering International, Inc.(a)	98	1,156
		3,352
Financials — 10.07%
BancorpSouth Bank	34	1,022
Cowen Group, Inc., Class A	99	3,352
East West Bancorp, Inc.	14	1,010
Evercore Partners, Inc., Class A	16	1,916
First Merchants Corp.	57	2,397
Independent Bank Corp.	27	2,309
Lazard Ltd., Class A	17	658
Piper Jaffray Cos.	19	2,020
Stifel Financial Corp.	28	1,710
SVB Financial Group(a)	8	4,043
Umpqua Holdings Corp.	73	1,246
		21,683

See accompanying notes which are an integral part of these financial statements.

3

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

COMMON STOCKS — 104.00% - continued	Shares	Fair Value
Health Care — 28.21%
Adamas Pharmaceuticals, Inc.(a)	27	$128
Align Technology, Inc.(a)	13	7,372
Alkermes PLC(a)	14	267
Anika Therapeutics(a)	12	440
Avid Bioservices, Inc.(a)	56	1,152
Charles River Laboratories International, Inc.(a)	8	2,289
CONMED Corp.	63	7,752
Emergent BioSolutions, Inc.(a)	52	4,992
Exact Sciences Corp.(a)	17	2,314
Haemonetics Corp.(a)	30	3,795
Halozyme Therapeutics, Inc.(a)	176	7,965
ImmunoGen, Inc.(a)	37	324
Ironwood Pharmaceuticals, Inc.(a)	34	314
Luminex Corp.	156	5,073
Medpace Holdings, Inc.(a)	24	3,898
Myriad Genetics, Inc.(a)	27	823
NanoString Technologies, Inc.(a)	11	768
Neurocrine Biosciences Inc.(a)	8	876
PRA Health Sciences, Inc.(a)	12	1,769
PTC Therapeutics, Inc.(a)	21	1,199
Puma Biotechnology, Inc.(a)	3	30
Vericel Corp.(a)	19	917
West Pharmaceutical Services, Inc.	7	1,965
WillScot Mobile Mini Holdings Corp.(a)	158	4,381
		60,803
Industrials — 11.42%
Advanced Energy Industries, Inc.(a)	52	5,432
Alarm.com Holdings, Inc.(a)	27	2,373
Cactus, Inc., Class A	107	3,410
Casella Waste Systems, Inc., Class A(a)	36	2,085
Chart Industries, Inc.(a)	24	3,434
HEICO Corp.	21	2,640
Lincoln Electric Holdings, Inc.	16	1,890
Mercury Systems, Inc.(a)	32	2,092
Moog, Inc., Class A	16	1,243
		24,599

See accompanying notes which are an integral part of these financial statements.

4

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

COMMON STOCKS — 104.00% - continued	Shares	Fair Value
Materials — 7.02%
Alcoa Corp.(a)	58	$1,424
AptarGroup, Inc.	16	2,081
Carpenter Technology Corp.	25	1,017
Cleveland-Cliffs, Inc.	266	3,548
Kaiser Aluminum Corp.	10	1,141
Rogers Corp.(a)	8	1,452
Steel Dynamics, Inc.	32	1,331
UFP Industries, Inc.	23	1,403
Worthington Industries, Inc.	27	1,724
		15,121
Real Estate — 1.19%
CoreSite Realty Corp.	7	852
Potlatch Corp.	25	1,269
QTS Realty Trust, Inc., Class A	7	435
		2,556
Technology — 25.89%
Allscripts Healthcare Solutions, Inc.(a)	117	1,805
Alteryx, Inc., Class A(a)	33	3,155
Aspen Technology, Inc.(a)	36	5,418
Bottomline Technologies de, Inc.(a)	55	2,468
Coherent, Inc.(a)	21	5,081
Diodes, Inc.(a)	68	5,339
Fair Isaac Corp.(a)	6	2,745
Knowles Corp.(a)	128	2,661
Liveperson, Inc.(a)	48	3,150
Nuance Communications, Inc.(a)	102	4,549
Omnicell, Inc.(a)	33	4,188
Paycom Software, Inc.(a)	9	3,368
Paylocity Holdings Corp.(a)	37	7,075

See accompanying notes which are an integral part of these financial statements.

5

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

COMMON STOCKS — 104.00% - continued	Shares	Fair Value
Technology — 25.89% - continued
Pegasystems, Inc.	17	$2,250
SVMK, Inc.(a)	136	2,532
		55,784

Total Common Stocks — 104.00% (Cost $161,221)		224,054

Total Investments — 104.00% (Cost $161,221)		224,054

Liabilities in Excess of Other Assets — (4.00)%		(8,614)

NET ASSETS — 100.00%		$215,440

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

6

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2021 (Unaudited)

Assets
Investments in securities at fair value (cost $161,221)	$224,054
Cash	1,056
Receivable for investments sold	8,693
Dividends receivable	67
Receivable from Adviser	10,864
Prepaid expenses	1,138
Total Assets	245,872
Liabilities
Payable to Administrator	10,405
Other accrued expenses	20,027
Total Liabilities	30,432
Net Assets	$215,440
Net Assets consist of:
Paid-in capital	150,263
Accumulated earnings	65,177
Net Assets	$215,440
Shares outstanding (unlimited number of shares authorized, no par value)	15,020
Net asset value, offering and redemption price per share	$14.34

See accompanying notes which are an integral part of these financial statements.

7

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
STATEMENT OF OPERATIONS
For the six months ended February 28, 2021 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $1)	$484
Interest income	2
Total investment income	486
Expenses
Administration	19,836
Audit and tax	9,460
Legal	8,342
Trustee	6,854
Transfer agent	5,951
Compliance services	5,951
Report printing	3,224
Custodian	1,238
Pricing	921
Adviser	624
Registration	290
Miscellaneous	8,717
Total expenses	71,408
Fees waived and expenses reimbursed by Adviser	(70,717)
Net operating expenses	691
Net investment loss	(205)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	2,560
Net change in unrealized appreciation of investment securities	56,069
Net realized and change in unrealized gain on investments	58,629
Net increase in net assets resulting from operations	$58,424

See accompanying notes which are an integral part of these financial statements.

8

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months
	Ended	For the
	February 28,	Period Ended
	2021	August 31,
	(Unaudited)	2020(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(205)	$54
Net realized gain on investment securities transactions	2,560	188
Net change in unrealized appreciation of investment securities	56,069	6,764
Net increase in net assets resulting from operations	58,424	7,006
Distributions to Shareholders From:
Earnings	(253)	—
Total distributions	(253)	—
Capital Transactions
Proceeds from shares sold	—	150,010
Reinvestment of distributions	253	—
Net increase in net assets resulting from capital transactions	253	150,010
Total Increase in Net Assets	58,424	157,016
Net Assets
Beginning of period	157,016	—
End of period	$215,440	$157,016
Share Transactions
Shares sold	—	15,001
Shares issued in reinvestment of distributions	19	—
Net increase in shares	19	15,001

(a)	For the period July 17, 2020 (commencement of operations) to August 31, 2020.

See accompanying notes which are an integral part of these financial statements.

9

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the
	February 28,		Period Ended
	2021		August 31,
	(Unaudited)		2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.47		$10.00
Investment operations:
Net investment income (loss)	(0.01)		—	(b)
Net realized and unrealized gain	3.90		0.47
Total from investment operations	3.89		0.47
Less distributions to shareholders from:
Net realized gains	(0.02)		—
Total distributions	(0.02)		—
Net asset value, end of period	$14.34		$10.47

Total Return(c)	37.14	% (d)	4.70	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$215		$157
Ratio of net expenses to average net assets	0.75	% (e)	0.75	% (e)
Ratio of gross expenses to average net assets before waiver and reimbursement	77.54	% (e)	188.33	% (e)
Ratio of net investment income (loss) to average net assets	(0.22	)% (e)	0.30	% (e)
Portfolio turnover rate	11	% (d)	2	% (d)

(a)	For the period July 17, 2020 (commencement of operations) to August 31, 2020.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

10

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2021 (Unaudited)

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group U.S. Small Cap Equity Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on July 17, 2020. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek to outperform, net of fees and expenses, the Russell 2000 Index.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

11

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

As of and during the six months ended February 28, 2021, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended February 28, 2021, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., inception and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

12

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

13

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant

14

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2021:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(a)	$224,054	$—	$—	$224,054
Total	$224,054	$—	$—	$224,054

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.68% of the Fund’s average daily net assets. For the six months ended February 28, 2021, the Adviser earned fees of $624 from the Fund before the waiver and reimbursement described below.

The Adviser is contractually obligated to limit the Fund’s total annual operating expenses to 0.75% of the Fund’s average daily net assets through December 31, 2024 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance

15

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable to financial intermediaries; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business. This expense cap may not be terminated prior to this date except by the Board. For the six months ended February 28, 2021, the Adviser waived fees and reimbursed expenses in the amount of $70,717 for the Fund. At February 28, 2021, the Adviser owed the Fund $10,864.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of February 28, 2021, the Adviser may seek repayment of expense reimbursements in the amount as follow:

Recoverable through
August 31, 2023	$34,216
February 28, 2024	70,717

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended February 28, 2021, the Administrator earned fees of $19,836 for administration services, $5,951 for transfer agent services, and $5,951 for compliance services. At February 28, 2021, the Fund owed the Administrator $10,405 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,510 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,960 per fund

16

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

from the Trust, and the Independent Chairman of the Board receives $3,160 per fund from the Trust. Independent Trustees also receive $1,000 for attending each special in-person meeting. Prior to January 1, 2021, these fees were $2,290 for non-chairmen and $2,740 for all chairmen. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

One Trustee and certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2021, purchases and sales of investment securities, other than short-term investments, were $28,628 and $21,065, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 28, 2021.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2021, the Adviser owned 99.99% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

17

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$67,938
Gross unrealized depreciation	(5,097)
Net unrealized appreciation on investments	$62,841
Tax cost of investments	$161,213

At August 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$234
Unrealized appreciation on investments	6,772
Total accumulated earnings	$7,006

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2021, the Fund had 28.21% and 25.89% of the value of its net assets invested in stocks within the Health Care and Technology sectors, respectively.

18

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. SMALL CAP EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 9. CORONAVIRUS (COVID-19) PANDEMIC

The COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID-19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 11. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

19

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Program’s initial Report, which was presented to the Board for consideration at its meeting held on November 17, 2020, outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

20

SUMMARY OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 through February 28, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid	Annualized
	September 1,	February 28,	During the	Expense
	2020	2021	Period(a)	Ratio
Actual	$1,000.00	$1,371.40	$4.41	0.75%
Hypothetical(b)	$1,000.00	$1,021.08	$3.76	0.75%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

21

INVESTMENT ADVISORY AGREEMENT APPROVAL
(Unaudited)

Fisher Investments Institutional Group U.S. Small Cap Equity Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, considered the approval of the Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the management agreement.

The Trustees held a teleconference on February 17, 2021 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2021, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Fisher (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Fisher for an additional year. The Trustees’ approval of the continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)       The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who would provide services to the Fund. The Trustees concluded that they were satisfied with the nature, extent, and quality of investment management services provided by Fisher to the Fund.

(ii)       Fund Performance. The Trustees next reviewed and discussed the performance of the Fund for period ended December 31, 2020. The Trustees noted that the Fund had outperformed the average and median of its Morningstar Small Blend category since inception, but that it had underperformed its benchmark, the Russell 2000 Index, for that period. The Trustees noted that the Fund performed comparably to

22

INVESTMENT ADVISORY AGREEMENT APPROVAL
(Unaudited) – (continued)

a composite account managed by Fisher with a similar investment strategy to the Fund. The Trustees considered that the Fund had commenced operations on July 17, 2020 and had a limited history of operations. Based upon the foregoing, the Trustees concluded that the Fund’s performance is acceptable.

(iii)       Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for funds in the Fund’s Morningstar category. The Trustees noted that the gross advisory fee of the Fund is above the average and median of the Fund’s Morningstar category. The Trustees also considered that Fisher has committed to waive its management fee and/or reimburse expenses of the Fund through at least December 31, 2024.

The Trustees also considered a profitability analysis for the Fund prepared by Fisher, which showed that Fisher is not earning a profit from managing the Fund. The Trustees also considered that the management fee is within the range of fees that Fisher charges to the composite account. The Trustees noted Fisher’s representation that it does not enter into soft-dollar transactions on behalf of the Fund. The Trustees concluded that the management fee represents reasonable compensation in light of the nature and quality of Fisher’s services to the Fund.

(iv)       Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Fisher will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the size of the Fund and Fisher’s lack of profitability in managing the Fund, it does not appear that Fisher is realizing benefits from economies of scale in managing the Fund to such an extent that breakpoints should be implemented at this time.

23

PRIVACY NOTICE	Rev: January 2020

FACTS	WHAT DOES FISHER INVESTMENTS INSTITUTIONAL GROUP U.S. SMALL CAP EQUITY FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 851-8845

Who we are
Who is providing this notice?	Fisher Investments Institutional Group U.S. Small Cap Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    make deposits or withdrawals from your account or provide account information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes— information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Fisher Asset Management, LLC, d/b/a Fisher Investments, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund doesn’t jointly market.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 851-8845 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Kenneth G.Y. Grant, Chairman	PUBLIC ACCOUNTING FIRM
David R. Carson	Cohen & Company, Ltd.
Daniel J. Condon	151 N Franklin Street, Suite 575
Gary E. Hippenstiel	Chicago, IL 60606
Stephen A. Little
Ronald C. Tritschler	LEGAL COUNSEL
Thompson Hine LLP
OFFICERS	312 Walnut Street, 14th Floor
David R. Carson, President	Cincinnati, OH 45202
Martin R. Dean, Vice President
Zachary P. Richmond,	CUSTODIAN
Treasurer and Chief Financial	MUFG Union Bank, N.A.
Officer	350 California Street, Suite 2018
Lynn E. Wood, Chief Compliance Officer	San Francisco, CA 94104

INVESTMENT ADVISER	ADMINISTRATOR, TRANSFER
Fisher Asset Management, LLC	AGENT AND FUND ACCOUNTANT
5525 NW Fisher Creek Drive	Ultimus Fund Solutions, LLC
Camas, WA 98607	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Fisher3-SAR-21

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY

Semi-Annual Report

February 28, 2021

Fisher Investments Institutional Group U.S. Large Cap Equity
Environmental and Social Values Fund

Fund Adviser:

Fisher Asset Management, LLC
5525 NW Fisher Creek Drive,
Camas, Washington 98607
(800) 851-8845

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
Investment Results (Unaudited)

Total Returns as of February 28, 2021 (a)
		Since
		Inception
Fund/Index	Six Months	(7/17/20)
Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund	7.36%	20.24%
S&P 500 Index(b)	9.74%	19.37%

		Expense
		Ratios(c)
Gross		90.61%
With Applicable Waivers		0.47%

The performance quoted represents past performance, which does not guarantee future results.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The S&P 500® Index (“S&P Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the S&P Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2020. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) is contractually obligated to limit the Fund’s total annual operating expenses to 0.47% of the Fund’s average daily net assets through December 31, 2024 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; certain fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/ or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of February 28, 2021 can be found in the financial highlights.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the investment company and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

1

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
Fund Holdings (Unaudited)

Fisher Investments Institutional Group
U.S. Large Cap Equity Environmentaland Social Values Fund
Holdings as of February 28, 2021[(a)]

60.00%
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
Communications 9.43%
Consumer Discretionary 8.87%
Consumer Staples 1.94%
Energy 5.22%
Financials 7.14%
Health Care 11.67%
Industrials 5.93%
Materials 1.26%
Technology 53.27%
-4.73% Liabilities in Excess of Other Assets

(a)	As a percentage of net assets.

The investment objective of the Fund is to seek to outperform, net of fees and expenses, the return of the S&P 500 Index.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

2

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

COMMON STOCKS — 104.73%	Shares	Fair Value
Communications — 9.43%
Alphabet, Inc., Class A(a)	4	$8,088
Facebook, Inc., Class A(a)	20	5,152
Netflix, Inc.(a)	7	3,772
		17,012
Consumer Discretionary — 8.87%
Amazon.com, Inc.(a)	3	9,279
Home Depot, Inc. (The)	26	6,717
		15,996
Consumer Staples — 1.94%
Costco Wholesale Corp.	4	1,324
General Mills, Inc.	21	1,155
Kimberly-Clark Corp.	8	1,027
		3,506
Energy — 5.22%
ConocoPhillips	36	1,872
Exxon Mobil Corp.	22	1,196
Halliburton Co.	71	1,550
Hess Corp.	32	2,097
Pioneer Natural Resources Co.	12	1,783
Schlumberger Ltd.	33	921
		9,419
Financials — 7.14%
American Express Co.	26	3,517
BlackRock, Inc.	5	3,473
Goldman Sachs Group, Inc. (The)	12	3,833
JPMorgan Chase & Co.	14	2,060
		12,883
Health Care — 11.67%
Abbott Laboratories	20	2,396
Align Technology, Inc.(a)	9	5,104
Amgen, Inc.	6	1,350
Biogen, Inc.(a)	6	1,637
DexCom, Inc.(a)	1	398

See accompanying notes which are an integral part of these financial statements.

3

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

COMMON STOCKS — 104.73% - continued	Shares	Fair Value
Health Care — 11.67% - continued
IDEXX Laboratories, Inc.(a)	1	$520
Intuitive Surgical, Inc.(a)	5	3,684
Johnson & Johnson	5	792
Medtronic PLC	14	1,638
Merck & Co., Inc.	33	2,396
Pfizer, Inc.	16	536
ResMed, Inc.	3	578
Viatris, Inc.(a)	1	15
		21,044
Industrials — 5.93%
3M Co.	7	1,225
Caterpillar, Inc.	9	1,943
HEICO Corp.	14	1,761
Kansas City Southern	7	1,486
Rockwell Automation, Inc.	9	2,190
Spirit AeroSystems Holdings, Inc., Class A	12	514
United Parcel Service, Inc., Class B	10	1,578
		10,697
Materials — 1.26%
Nucor Corp.	38	2,273

Technology — 53.27%
Adobe, Inc.(a)	11	5,056
Advanced Micro Devices, Inc.(a)	69	5,831
Apple, Inc.	121	14,673
Autodesk, Inc.(a)	14	3,864
Cisco Systems, Inc.	53	2,378
Intel Corp.	69	4,194
Microsoft Corp.	48	11,155
MSCI, Inc.	11	4,560
NVIDIA Corp.	17	9,326
Oracle Corp.	47	3,032
PayPal Holdings, Inc.(a)	34	8,835
QUALCOMM, Inc.	27	3,677
salesforce.com, Inc.(a)	30	6,495

See accompanying notes which are an integral part of these financial statements.

4

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS – (continued)
February 28, 2021 (Unaudited)

COMMON STOCKS — 104.73% - continued	Shares	Fair Value
Technology — 53.27% - continued
Texas Instruments, Inc.	30	$5,168
Visa, Inc., Class A	37	7,858
		96,102

Total Common Stocks— 104.73% (Cost $159,316)		188,932

Total Investments — 104.73% (Cost $159,316)		188,932

Liabilities in Excess of Other Assets — (4.73)%		(8,532)

NET ASSETS — 100.00%		$180,400

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

5

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2021 (Unaudited)

Assets
Investments in securities at fair value (cost $159,316)	$188,932
Cash	1,007
Receivable for investments sold	8,323
Dividends receivable	164
Receivable from Adviser	10,869
Prepaid expenses	1,090
Total Assets	210,385
Liabilities
Payable to Administrator	10,405
Other accrued expenses	19,580
Total Liabilities	29,985
Net Assets	$180,400
Net Assets consist of:
Paid-in capital	150,515
Accumulated earnings	29,885
Net Assets	$180,400
Shares outstanding (unlimited number of shares authorized, no par value)	15,044
Net asset value, offering and redemption price per share	$11.99

See accompanying notes which are an integral part of these financial statements.

6

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
STATEMENT OF OPERATIONS
For the six months ended February 28, 2021 (Unaudited)

Investment Income
Dividend income	$972
Interest income	2
Total investment income	974
Expenses
Administration	19,836
Audit and tax	9,460
Legal	8,342
Trustee	6,854
Transfer agent	5,951
Compliance services	5,951
Report printing	3,224
Custodian	1,237
Pricing	566
Adviser	339
Registration	285
Miscellaneous	8,720
Total expenses	70,765
Fees waived and expenses reimbursed by Adviser	(70,366)
Net operating expenses	399
Net investment income	575
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	89
Net change in unrealized appreciation of investment securities	11,785
Net realized and change in unrealized gain on investments	11,874
Net increase in net assets resulting from operations	$12,449

See accompanying notes which are an integral part of these financial statements.

7

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months	For the
	Ended	Period
	February 28,	Ended
	2021	August 31,
	(Unaudited)	2020(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$575	$110
Net realized gain on investment securities transactions	89	—
Net change in unrealized appreciation of investment securities	11,785	17,831
Net increase in net assets resulting from operations	12,449	17,941
Distributions to Shareholders From:
Earnings	(505)	—
Total distributions	(505)	—
Capital Transactions
Proceeds from shares sold	—	150,010
Reinvestment of distributions	505	—
Net increase in net assets resulting from capital transactions	505	150,010
Total Increase in Net Assets	12,449	167,951
Net Assets
Beginning of period	167,951	—
End of period	$180,400	$167,951
Share Transactions
Shares sold	—	15,001
Shares issued in reinvestment of distributions	43	—
Net increase in shares	43	15,001

(a)	For the period July 17, 2020 (commencement of operations) to August 31, 2020.

See accompanying notes which are an integral part of these financial statements.

8

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the
	February 28,		Period Ended
	2021		August 31,
	(Unaudited)		2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$11.20		$10.00
Investment operations:
Net investment income	0.03		0.01
Net realized and unrealized gain	0.79		1.19
Total from investment operations	0.82		1.20
Less distributions to shareholders from:
Net investment income	(0.03)		—
Total distributions	(0.03)		—

Net asset value, end of period	$11.99		$11.20

Total Return(b)	7.36	% (c)	12.00	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$180		$168
Ratio of net expenses to average net assets	0.47	% (d)	0.47	% (d)
Ratio of gross expenses to average net assets before waiver and reimbursement	83.40	% (d)	185.76	% (d)
Ratio of net investment income to average net assets	0.68	% (d)	0.60	% (d)
Portfolio turnover rate	8	% (c)	—	% (c)

(a)	For the period July 17, 2020 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

9

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2021 (Unaudited)

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on July 17, 2020. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek to outperform, net of fees and expenses, the return of the S&P 500 Index.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

10

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

As of and during the six months ended February 28, 2021, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended February 28, 2021, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., inception and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

11

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

12

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant

13

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2021:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(a)	$188,932	$—	$—	$188,932
Total	$188,932	$—	$—	$188,932

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended February 28, 2021, the Adviser earned fees of $339 from the Fund before the waiver and reimbursement described below.

The Adviser is contractually obligated to limit the Fund’s total annual operating expenses to 0.47% of the Fund’s average daily net assets through December 31, 2024 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance

14

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable to financial intermediaries; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business. This expense cap may not be terminated prior to this date except by the Board. For the six months ended February 28, 2021, the Adviser waived fees and reimbursed expenses in the amount of $70,366 for the Fund. At February 28, 2021, the Adviser owed the Fund $10,869.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of February 28, 2021, the Adviser may seek repayment of expense reimbursements in the amount as follow:

Recoverable through
August 31, 2023	$33,995
February 28, 2024	70,366

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended February 28, 2021, the Administrator earned fees of $19,836 for administration services, $5,951 for transfer agent services, and $5,951 for compliance services. At February 28, 2021, the Fund owed the Administrator $10,405 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,510 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,960 per fund from the Trust, and the Independent Chairman of the Board receives $3,160 per fund

15

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

from the Trust. Independent Trustees also receive $1,000 for attending each special in-person meeting. Prior to January 1, 2021, these fees were $2,290 for non-chairmen and $2,740 for all chairmen. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

One Trustee and certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2021, purchases and sales of investment securities, other than short-term investments, were $22,899 and $14,553, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 28, 2021.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2021, the Adviser owned 99.99% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$30,724
Gross unrealized depreciation	(1,108)
Net unrealized appreciation on investments	$29,616
Tax cost of investments	$159,316

16

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION - continued

At August 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$110
Unrealized appreciation on investments	17,831
Total accumulated earnings	$17,941

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2021, the Fund had 53.27% of the value of its net assets invested in stocks within the Technology sector.

NOTE 9. CORONAVIRUS (COVID-19) PANDEMIC

The COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID-19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

17

FISHER INVESTMENTS INSTITUTIONAL GROUP
U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
February 28, 2021 (Unaudited)

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 11. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

18

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Program’s initial Report, which was presented to the Board for consideration at its meeting held on November 17, 2020, outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

19

SUMMARY OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 through February 28, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid	Annualized
	September 1,	February 28,	During the	Expense
	2020	2021	Period(a)	Ratio
Actual	$1,000.00	$1,073.60	$2.42	0.47%
Hypothetical(b)	$1,000.00	$1,022.46	$2.36	0.47%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

20

INVESTMENT ADVISORY AGREEMENT APPROVAL
(Unaudited)

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, considered the approval of the Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the management agreement.

The Trustees held a teleconference on February 17, 2021 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2021, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Fisher (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Fisher for an additional year. The Trustees’ approval of the continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)       The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who would provide services to the Fund. The Trustees concluded that they were satisfied with the nature, extent, and quality of investment management services provided by Fisher to the Fund.

(ii)       Fund Performance. The Trustees next reviewed and discussed the performance of the Fund for period ended December 31, 2020. The Trustees noted that the Fund had outperformed the average and median of its Morningstar Large Blend category and its benchmark, the S&P 500 Index, since inception. The Trustees noted that the Fund performed comparably to a composite account managed by Fisher with a

21

INVESTMENT ADVISORY AGREEMENT APPROVAL
(Unaudited) – (continued)

similar investment strategy to the Fund. The Trustees considered that the Fund had commenced operations on July 17, 2020 and had a limited history of operations. Based upon the foregoing, the Trustees concluded that the Fund’s performance is acceptable.

(iii)       Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for funds in the Fund’s Morningstar category. The Trustees noted that the gross advisory fee of the Fund is below the average and median of the Fund’s Morningstar category. The Trustees also considered that Fisher has committed to waive its management fee and/or reimburse expenses of the Fund through at least December 31, 2024.

The Trustees also considered a profitability analysis for the Fund prepared by Fisher, which showed that Fisher is not earning a profit from managing the Fund. The Trustees also considered that the management fee is within the range of fees that Fisher charges to the composite account. The Trustees noted Fisher’s representation that it does not enter into soft-dollar transactions on behalf of the Fund. The Trustees concluded that the management fee represents reasonable compensation in light of the nature and quality of Fisher’s services to the Fund.

(iv)       Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Fisher will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the size of the Fund and Fisher’s lack of profitability in managing the Fund, it does not appear that Fisher is realizing benefits from economies of scale in managing the Fund to such an extent that breakpoints should be implemented at this time.

22

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PRIVACY NOTICE	Rev. January 2020

FACTS	WHAT DOES FISHER INVESTMENTS INSTITUTIONAL GROUP U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 851-8845

Who we are
Who is providing this notice?	Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    make deposits or withdrawals from your account or provide account information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes— information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Fisher Asset Management, LLC, d/b/a Fisher Investments, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund doesn’t jointly market.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 851-8845 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Kenneth G.Y. Grant, Chairman	PUBLIC ACCOUNTING FIRM
David R. Carson	Cohen & Company, Ltd.
Daniel J. Condon	151 N Franklin Street, Suite 575
Gary E. Hippenstiel	Chicago, IL 60606
Stephen A. Little
Ronald C. Tritschler	LEGAL COUNSEL
Thompson Hine LLP
OFFICERS	312 Walnut Street, 14th Floor
David R. Carson, President	Cincinnati, OH 45202
Martin R. Dean, Vice President
Zachary P. Richmond,	CUSTODIAN
Treasurer and Chief Financial Officer	MUFG Union Bank, N.A.
Lynn E. Wood, Chief Compliance Officer	350 California Street, Suite 2018
San Francisco, CA 94104
INVESTMENT ADVISER
Fisher Asset Management, LLC
5525 NW Fisher Creek Drive	ADMINISTRATOR, TRANSFER
Camas, WA 98607	AGENT AND FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
DISTRIBUTOR	225 Pictoria Drive, Suite 450
Ultimus Fund Distributors, LLC	Cincinnati, OH 45246
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Fisher2-SAR-21

(b)	Not applicable.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By /s/ David R. Carson

David R. Carson, President

Date 5/6/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David R. Carson

David R. Carson, President

Date 5/6/2021

By /s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer

Date 5/6/2021